Schedules of Investments (unaudited)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 7.3%
Diversified Telecommunication Services — 2.1%
China Tower Corp. Ltd., Class H Shares	36,000	$53,467 (a)
Emirates Integrated Telecommunications Co. PJSC	8,622	23,005
Emirates Telecommunications Group Co. PJSC	30,510	152,346
Hellenic Telecommunications Organization SA	1,611	31,900
LG Uplus Corp.	1,989	20,324
Ooredoo QPSC	10,098	36,138
Saudi Telecom Co.	16,947	194,194
Tata Communications Ltd.	1,080	21,933
Telkom Indonesia Persero Tbk PT	406,800	84,897
Total Diversified Telecommunication Services		618,204
Entertainment — 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	900	3,043
International Games System Co. Ltd.	2,270	52,089
NetEase Inc.	4,914	135,485
Total Entertainment		190,617
Interactive Media & Services — 2.9%
Info Edge India Ltd.	3,474	51,546
Tencent Holdings Ltd.	10,856	835,453
Total Interactive Media & Services		886,999
Media — 0.0%††
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	1,800	2,589
Oriental Pearl Group Co. Ltd., Class A Shares	2,500	3,528
Total Media		6,117
Wireless Telecommunication Services — 1.7%
Advanced Info Service PCL, NVDR	10,800	107,297
Axiata Group Bhd	21,600	13,414
Bharti Airtel Ltd.	144	3,373
CelcomDigi Bhd	35,100	27,592
Etihad Etisalat Co.	3,132	55,111
Far EasTone Telecommunications Co. Ltd.	16,500	46,369
Globe Telecom Inc.	360	9,693
Maxis Bhd	27,000	25,217
Mobile Telecommunications Co. KSCP	21,645	36,533
PLDT Inc.	810	17,348
SK Telecom Co. Ltd.	918	34,093
Taiwan Mobile Co. Ltd.	12,600	43,510
TIM SA	8,100	31,544
Turkcell Iletisim Hizmetleri AS	9,693	21,004
Vodacom Group Ltd.	4,923	41,984
Total Wireless Telecommunication Services		514,082

Total Communication Services		2,216,019
Consumer Discretionary — 8.4%
Automobile Components — 0.4%
Bosch Ltd.	72	28,871
Fuyao Glass Industry Group Co. Ltd., Class A Shares	1,500	13,919
See Notes to Schedules of Investments.

1
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Fuyao Glass Industry Group Co. Ltd., Class H Shares	5,200	$44,895 (a)
Hankook Tire & Technology Co. Ltd.	666	26,953
Huayu Automotive Systems Co. Ltd., Class A Shares	2,200	6,304
Ningbo Joyson Electronic Corp., Class A Shares	1,100	4,942
Shenzhen Kedali Industry Co. Ltd., Class A Shares	200	4,523
Total Automobile Components		130,407
Automobiles — 1.9%
AIMA Technology Group Co. Ltd., Class A Shares	500	2,128
Bajaj Auto Ltd.	603	62,682
Ford Otomotiv Sanayi AS	6,480	13,974
Hero MotoCorp Ltd.	1,179	75,702
Hyundai Motor Co.	891	183,389
Hyundai Motor India Ltd.	1,296	33,136
Kia Corp.	1,962	165,889
Mahindra & Mahindra Ltd.	756	31,199
Tata Motors Passenger Vehicles Ltd.	1,584	6,474
Tofas Turk Otomobil Fabrikasi AS	1,026	5,898
Total Automobiles		580,471
Broadline Retail — 3.0%
Alibaba Group Holding Ltd.	40,473	742,538
JD.com Inc., Class A Shares	9,000	129,042
MINISO Group Holding Ltd.	3,600	16,836
Total Broadline Retail		888,416
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	2,700	2,155
Hotels, Restaurants & Leisure — 0.5%
Eternal Ltd.	8,775	27,146 *
H World Group Ltd.	13,500	64,001
Haidilao International Holding Ltd.	14,000	25,631 (a)
OPAP SA	1,458	32,706
Swiggy Ltd.	2,799	12,028 *
Total Hotels, Restaurants & Leisure		161,512
Household Durables — 0.8%
Coway Co. Ltd.	468	28,232
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	3,600	20,744
Haier Smart Home Co. Ltd., Class A Shares	4,500	16,820
Haier Smart Home Co. Ltd., Class H Shares	19,800	61,764
Hisense Home Appliances Group Co. Ltd., Class A Shares	800	2,843
Hisense Home Appliances Group Co. Ltd., Class H Shares	2,000	5,956
Hisense Visual Technology Co. Ltd., Class A Shares	900	3,131
Jason Furniture Hangzhou Co. Ltd., Class A Shares	700	3,083
Midea Group Co. Ltd., Class A Shares	4,500	50,384
Midea Group Co. Ltd., Class H Shares	3,600	39,291
Oppein Home Group Inc., Class A Shares	500	3,731
Zhejiang Supor Co. Ltd., Class A Shares	300	1,895
Total Household Durables		237,874
See Notes to Schedules of Investments.

2
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 0.7%
Abu Dhabi National Oil Co. for Distribution PJSC	24,732	$26,261
Chow Tai Fook Jewellery Group Ltd.	16,200	25,788
Jarir Marketing Co.	5,427	18,491
MR DIY Group M Bhd	32,400	12,216 (a)
Mr Price Group Ltd.	2,286	24,140
Petronas Dagangan Bhd	3,600	17,707
Pop Mart International Group Ltd.	800	19,292 (a)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	2,700	1,985
Vibra Energia SA	9,901	45,767
Zhongsheng Group Holdings Ltd.	5,500	8,211
Total Specialty Retail		199,858
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	12,560	129,981
Bosideng International Holdings Ltd.	36,000	20,628
Laopu Gold Co. Ltd., Class H Shares	400	31,759
Li Ning Co. Ltd.	22,500	53,970
Page Industries Ltd.	54	21,656
Shenzhou International Group Holdings Ltd.	8,100	63,689
Total Textiles, Apparel & Luxury Goods		321,683

Total Consumer Discretionary		2,522,376
Consumer Staples — 4.5%
Beverages — 1.8%
Ambev SA	40,500	102,437
Anhui Gujing Distillery Co. Ltd., Class A Shares	300	5,699
Anhui Gujing Distillery Co. Ltd., Class B Shares	900	10,100
Anhui Yingjia Distillery Co. Ltd., Class A Shares	700	3,967
Arca Continental SAB de CV	4,212	45,654
China Resources Beer Holdings Co. Ltd.	13,284	44,749
China Resources Beverage Holdings Co. Ltd.	3,600	4,653
Chongqing Brewery Co. Ltd., Class A Shares	400	2,994
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	900	4,485
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	1,100	9,572
Kweichow Moutai Co. Ltd., Class A Shares	850	167,710
Luzhou Laojiao Co. Ltd., Class A Shares	1,100	18,316
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	900	22,139
Tsingtao Brewery Co. Ltd., Class A Shares	600	5,261
Tsingtao Brewery Co. Ltd., Class H Shares	5,914	37,018
Wuliangye Yibin Co. Ltd., Class A Shares	2,700	40,980
ZJLD Group Inc.	1,800	2,007 (a)
Total Beverages		527,741
Consumer Staples Distribution & Retail — 0.1%
CP Axtra PCL, NVDR	11,700	5,830
DaShenLin Pharmaceutical Group Co. Ltd., Class A Shares	900	2,272
Nahdi Medical Co.	405	10,258
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	900	2,801
Total Consumer Staples Distribution & Retail		21,161
See Notes to Schedules of Investments.

3
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — 1.2%
Anjoy Foods Group Co. Ltd., Class A Shares	200	$2,272
Britannia Industries Ltd.	1,188	79,716
Charoen Pokphand Foods PCL, NVDR	26,100	18,060
China Feihe Ltd.	36,000	18,778 (a)
China Mengniu Dairy Co. Ltd.	27,000	51,721
COFCO Sugar Holding Co. Ltd., Class A Shares	1,800	4,438
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	900	4,773
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A Shares	900	3,707
Heilongjiang Agriculture Co. Ltd., Class A Shares	1,200	2,570
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	2,600	9,860
Indofood Sukses Makmur Tbk PT	39,600	16,089
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	4,500	18,439
Muyuan Foods Co. Ltd., Class A Shares	4,000	28,986
PPB Group Bhd	7,200	19,623
Uni-President China Holdings Ltd.	9,000	9,401
Uni-President Enterprises Corp.	27,000	66,253
Total Food Products		354,686
Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	13,320	28,448
Unilever Indonesia Tbk PT	50,400	7,859
Total Household Products		36,307
Personal Care Products — 0.9%
Colgate-Palmolive India Ltd.	1,197	27,644
Dabur India Ltd.	6,039	33,837
Giant Biogene Holding Co. Ltd	3,600	15,393 (a)
Godrej Consumer Products Ltd.	3,735	50,789
Hengan International Group Co. Ltd.	4,650	16,668
Hindustan Unilever Ltd.	4,311	111,081
Kwality Wall’s India Ltd.	2,295	975 (b)
Procter & Gamble Hygiene & Health Care Ltd.	90	12,988
Proya Cosmetics Co. Ltd., Class A Shares	300	2,943
Total Personal Care Products		272,318
Tobacco — 0.4%
ITC Ltd.	26,829	120,296
Smoore International Holdings Ltd.	9,000	13,771 (a)
Total Tobacco		134,067

Total Consumer Staples		1,346,280
Energy — 5.6%
Energy Equipment & Services — 0.1%
ADNOC Drilling Co. PJSC	22,383	32,542
CNOOC Energy Technology & Services Ltd., Class A Shares	3,600	1,981
Offshore Oil Engineering Co. Ltd., Class A Shares	2,700	2,124
Total Energy Equipment & Services		36,647
Oil, Gas & Consumable Fuels — 5.5%
Alamtri Resources Indonesia Tbk PT	111,600	12,114
Bharat Petroleum Corp. Ltd.	17,928	76,595
China Shenhua Energy Co. Ltd., Class A Shares	4,500	26,110
See Notes to Schedules of Investments.

4
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
China Shenhua Energy Co. Ltd., Class H Shares	30,006	$149,577
Coal India Ltd.	20,196	89,656
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	3,000	5,020
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	12,000	14,801
Ecopetrol SA	42,921	21,247
Gazprom PJSC	44,709	0 *(b)(c)(d)
Golden Energy Mines Tbk PT	6,300	3,070
Guanghui Energy Co. Ltd., Class A Shares	3,600	2,538
Guangzhou Development Group Inc., Class A Shares	2,700	2,530
Hindustan Petroleum Corp. Ltd.	8,775	48,723
Indian Oil Corp. Ltd.	34,083	63,123
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	1,500	5,998
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	8,100	15,471
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A Shares	1,300	2,449
LUKOIL PJSC	2,268	0 *(b)(c)(d)
MOL Hungarian Oil & Gas PLC	3,375	30,352
Motor Oil Hellas Corinth Refineries SA	513	18,918
Oil & Natural Gas Corp. Ltd.	38,277	102,371
Oil India Ltd.	5,670	26,770
PetroChina Co. Ltd., Class H Shares	190,000	204,561
Petroleo Brasileiro SA - Petrobras	22,500	133,733
Petronet LNG Ltd.	6,795	21,478
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	1,800	2,029
PTT Exploration & Production PCL, NVDR	11,700	41,965
PTT PCL, NVDR	72,900	74,045
Qatar Fuel QSC	7,011	29,211
Qatar Gas Transport Co. Ltd.	32,310	39,835
Rosneft Oil Co. PJSC	20,055	0 *(b)(c)(d)
Saudi Arabian Oil Co.	40,338	256,280 (a)
Shaanxi Coal Industry Co. Ltd., Class A Shares	6,300	19,243
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	2,700	3,195
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	2,700	2,483
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	1,800	3,043
Surgutneftegas PAO	132,846	0 *(b)(c)(d)
Tatneft PJSC	29,792	0 *(b)(c)(d)
Turkiye Petrol Rafinerileri AS	7,893	33,876
United Tractors Tbk PT	11,700	20,699
Yancoal Australia Ltd.	2,700	8,887
Yankuang Energy Group Co. Ltd., Class A Shares	2,750	5,181
Yankuang Energy Group Co. Ltd., Class H Shares	28,000	34,607
Total Oil, Gas & Consumable Fuels		1,651,784

Total Energy		1,688,431
Financials — 26.1%
Banks — 19.2%
Absa Group Ltd.	6,840	98,806
Abu Dhabi Commercial Bank PJSC	26,910	104,771
Abu Dhabi Islamic Bank PJSC	12,744	72,032
See Notes to Schedules of Investments.

5
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Al Rayan Bank	58,266	$35,110
Alinma Bank	10,692	69,497
AMMB Holdings Bhd	25,200	40,365
Arab National Bank	7,758	44,718
Banco de Chile	385,605	74,420
Banco Santander Brasil SA	3,600	22,376
Banco Santander Chile	441,090	34,785
Bangkok Bank PCL, NVDR	4,500	24,210
Bank Mandiri Persero Tbk PT	318,600	97,443
Bank Negara Indonesia Persero Tbk PT	130,500	34,200
Bank of Baroda	9,189	30,252
Bank of Beijing Co. Ltd., Class A Shares	14,400	11,306
Bank of Changsha Co. Ltd., Class A Shares	2,900	4,030
Bank of Chengdu Co. Ltd., Class A Shares	3,100	7,159
Bank of China Ltd., Class H Shares	504,000	288,795
Bank of Communications Co. Ltd., Class A Shares	14,400	14,957
Bank of Communications Co. Ltd., Class H Shares	63,000	52,207
Bank of Hangzhou Co. Ltd., Class A Shares	4,500	9,851
Bank of India	8,640	13,828
Bank of Jiangsu Co. Ltd., Class A Shares	12,600	18,774
Bank of Shanghai Co. Ltd., Class A Shares	9,000	13,023
Bank of Suzhou Co. Ltd., Class A Shares	2,700	3,207
Bank Rakyat Indonesia Persero Tbk PT	575,100	126,229
Banque Saudi Fransi	10,755	48,229
BOC Hong Kong Holdings Ltd.	31,500	159,534
Canara Bank	17,163	29,581
China CITIC Bank Corp. Ltd., Class A Shares	13,500	14,893
China CITIC Bank Corp. Ltd., Class H Shares	72,000	64,197
China Construction Bank Corp., Class A Shares	5,400	7,179
China Construction Bank Corp., Class H Shares	378,000	373,459
China Everbright Bank Co. Ltd., Class A Shares	30,600	15,300
China Everbright Bank Co. Ltd., Class H Shares	27,000	12,627
China Merchants Bank Co. Ltd., Class A Shares	10,800	65,141
China Merchants Bank Co. Ltd., Class H Shares	27,000	183,157
China Minsheng Banking Corp. Ltd., Class A Shares	24,300	13,334
China Minsheng Banking Corp. Ltd., Class H Shares	63,000	31,810
China Zheshang Bank Co. Ltd., Class A Shares	10,800	4,704
China Zheshang Bank Co. Ltd., Class H Shares	27,000	8,742
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	6,500	6,016
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	18,000	14,222
CIMB Group Holdings Bhd	71,100	144,548
Commercial Bank of Kuwait KPSC	14,895	24,898
Commercial Bank PSQC	28,782	33,201
CTBC Financial Holding Co. Ltd.	158,000	252,434
Dubai Islamic Bank PJSC	25,065	63,261
Dukhan Bank	22,320	21,431
Emirates NBD Bank PJSC	19,800	150,135
See Notes to Schedules of Investments.

6
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
First Abu Dhabi Bank PJSC	36,756	$174,528
Grupo Cibest SA	2,277	41,711
Grupo Financiero Banorte SAB de CV, Class O Shares	24,561	228,049
Hana Financial Group Inc.	2,457	160,497
Hong Leong Bank Bhd	6,300	34,372
Huaxia Bank Co. Ltd., Class A Shares	9,900	9,744
Indian Bank	2,682	24,983
Industrial Bank Co. Ltd., Class A Shares	14,400	43,448
Industrial Bank of Korea	2,178	31,675
Itausa SA	11,016	24,104
Kasikornbank PCL, NVDR	9,900	61,119
Komercni Banka AS	657	37,093
Krung Thai Bank PCL, NVDR	30,600	27,438
Malayan Banking Bhd	65,700	169,674
Metropolitan Bank & Trust Co.	16,290	18,967
National Bank of Greece SA	7,335	111,990
Nedbank Group Ltd.	4,122	66,236
Ping An Bank Co. Ltd., Class A Shares	12,600	20,597
Piraeus Bank SA	1,935	15,440
Postal Savings Bank of China Co. Ltd., Class H Shares	81,000	55,363 (a)
Public Bank Bhd	133,200	149,021
Punjab National Bank	21,996	30,243
Qatar International Islamic Bank QSC	10,242	32,152
Qatar Islamic Bank QPSC	15,561	102,358
RHB Bank Bhd	33,300	63,268
Riyad Bank	12,699	91,887
Saudi Awwal Bank	8,631	74,510
Saudi Investment Bank	5,355	18,746
Saudi National Bank	23,337	235,685
Shanghai Commercial & Savings Bank Ltd.	36,000	46,517
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	6,300	8,385
Standard Bank Group Ltd.	11,277	197,637
TMBThanachart Bank PCL, NVDR	352,800	22,620
TS Financial Holding Co. Ltd.	198,000	128,553
Union Bank of India Ltd.	14,067	24,065
Woori Financial Group Inc.	5,382	104,610
Total Banks		5,775,669
Capital Markets — 0.3%
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	2,700	3,149
HDFC Asset Management Co. Ltd.	1,890	56,192 (a)
Moscow Exchange MICEX-RTS PJSC	21,224	0 *(b)(c)(d)
NH Investment & Securities Co. Ltd.	1,215	17,796
Samsung Securities Co. Ltd.	540	28,264
SooChow Securities Co. Ltd., Class A Shares	3,600	4,673
Total Capital Markets		110,074
Consumer Finance — 0.4%
Shriram Finance Ltd.	10,557	117,011
See Notes to Schedules of Investments.

7
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 1.9%
Chailease Holding Co. Ltd.	15,664	$52,595
Far East Horizon Ltd.	12,000	12,395
FirstRand Ltd.	45,252	247,835
Indian Railway Finance Corp. Ltd.	1,251	1,735 (a)
Jiangsu Financial Leasing Co. Ltd., Class A Shares	3,600	3,156
One 97 Communications Ltd.	2,232	32,256 *
Power Finance Corp. Ltd.	12,474	49,324
REC Ltd.	10,872	43,159
Yuanta Financial Holding Co. Ltd.	108,000	135,084
Total Financial Services		577,539
Insurance — 4.3%
BB Seguridade Participacoes SA	5,400	35,624
Caixa Seguridade Participacoes S/A	4,800	14,558
Cathay Financial Holding Co. Ltd.	76,000	183,345
China Life Insurance Co. Ltd., Class H Shares	16,142	56,783
DB Insurance Co. Ltd.	396	36,039
Fubon Financial Holding Co. Ltd.	73,675	225,336
KGI Financial Holding Co. Ltd.	144,000	79,057
New China Life Insurance Co. Ltd., Class A Shares	1,400	13,980
New China Life Insurance Co. Ltd., Class H Shares	8,100	56,560
Old Mutual Ltd.	38,214	34,362
PICC Property & Casualty Co. Ltd., Class H Shares	54,000	113,502
Ping An Insurance Group Co. of China Ltd., Class A Shares	4,500	44,098
Ping An Insurance Group Co. of China Ltd., Class H Shares	33,000	276,219
Porto Seguro SA	1,800	15,885
Samsung Fire & Marine Insurance Co. Ltd.	9	3,105
Sanlam Ltd.	15,156	90,085
Thai Life Insurance PCL, NVDR	25,200	7,959
Total Insurance		1,286,497

Total Financials		7,866,790
Health Care — 0.7%
Biotechnology — 0.1%
3SBio Inc.	6,000	18,639 (a)
Gan & Lee Pharmaceuticals Co. Ltd., Class A Shares	400	3,901
Hualan Biological Engineering Inc., Class A Shares	1,600	3,468
Total Biotechnology		26,008
Health Care Equipment & Supplies — 0.0%††
Autobio Diagnostics Co. Ltd., Class A Shares	600	3,045
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	21,600	13,931
Total Health Care Equipment & Supplies		16,976
Health Care Providers & Services — 0.1%
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	4,100	3,007
Sinopharm Group Co. Ltd., Class H Shares	10,800	26,974
Total Health Care Providers & Services		29,981
Pharmaceuticals — 0.5%
China Medical System Holdings Ltd.	11,000	18,231
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	1,380	5,627
See Notes to Schedules of Investments.

8
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
CSPC Pharmaceutical Group Ltd.	62,000	$67,150
Dong-E-E-Jiao Co. Ltd., Class A Shares	500	3,516
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A Shares	800	3,014
Livzon Pharmaceutical Group Inc., Class A Shares	500	2,468
Livzon Pharmaceutical Group Inc., Class H Shares	900	3,298
Richter Gedeon Nyrt	1,224	36,936
Tasly Pharmaceutical Group Co. Ltd., Class A Shares	1,100	2,375
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A Shares	500	3,268
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S Shares	1,800	6,138
Total Pharmaceuticals		152,021

Total Health Care		224,986
Industrials — 5.4%
Air Freight & Logistics — 0.3%
Eastern Air Logistics Co. Ltd., Class A Shares	900	2,374
SAL Saudi Logistics Services	216	9,237
Sinotrans Ltd., Class A Shares	2,700	2,344
Sinotrans Ltd., Class H Shares	18,000	11,216
YUNDA Holding Group Co. Ltd., Class A Shares	1,800	1,738
ZTO Express Cayman Inc.	3,600	75,067
Total Air Freight & Logistics		101,976
Building Products — 0.0%††
Beijing New Building Materials PLC, Class A Shares	900	3,220
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	27,000	16,720
Indian Railway Catering & Tourism Corp. Ltd.	2,781	21,183
Shanghai M&G Stationery Inc., Class A Shares	600	2,326
Total Commercial Services & Supplies		40,229
Construction & Engineering — 0.1%
Enka Insaat ve Sanayi AS	7,632	14,007
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	4,500	6,415
Sinoma International Engineering Co., Class A Shares	1,800	2,679
Total Construction & Engineering		23,101
Electrical Equipment — 0.4%
ABB India Ltd.	486	27,955
Goneo Group Co. Ltd., Class A Shares	606	3,545
Ming Yang Smart Energy Group Ltd., Class A Shares	1,800	3,734
Ningbo Deye Technology Co. Ltd., Class A Shares	600	7,410
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	900	2,968
Polycab India Ltd.	54	4,578
Sichuan Huafeng Technology Co. Ltd., Class A Shares	945	13,547 *
Teco Electric and Machinery Co. Ltd.	13,000	34,754
Zhejiang Chint Electrics Co. Ltd., Class A Shares	1,000	3,996
Total Electrical Equipment		102,487
Ground Transportation — 0.3%
Container Corp. of India Ltd.	3,046	17,791
Daqin Railway Co. Ltd., Class A Shares	13,500	9,980
GMexico Transportes SAB de CV	5,148	9,958 (a)
See Notes to Schedules of Investments.

9
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Localiza Rent a Car SA	2,700	$21,468
Rumo SA	10,800	29,090
Total Ground Transportation		88,287
Industrial Conglomerates — 1.3%
Astra International Tbk PT	157,500	63,283
Bidvest Group Ltd.	2,889	41,407
CITIC Ltd.	45,000	69,724
Far Eastern New Century Corp.	27,000	23,889
Industries Qatar QSC	26,433	86,610
KOC Holding AS	6,399	25,141
LG Corp.	864	48,401
Quinenco SA	2,457	11,937
Sime Darby Bhd	25,200	13,351
SK Inc.	54	9,615
Total Industrial Conglomerates		393,358
Machinery — 1.1%
Airtac International Group	420	12,431
Ashok Leyland Ltd.	25,524	50,886
Cummins India Ltd.	1,197	59,057
HD Hyundai Marine Solution Co. Ltd.	72	9,671
Sany Heavy Industry Co. Ltd., Class A Shares	5,400	16,347
Sinotruk Hong Kong Ltd.	4,500	15,968
Weichai Power Co. Ltd., Class A Shares	4,500	11,089
Weichai Power Co. Ltd., Class H Shares	18,000	43,592
Yangzijiang Shipbuilding Holdings Ltd.	23,400	63,322
Yutong Bus Co. Ltd., Class A Shares	1,400	6,559
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	400	3,170
Zhuzhou CRRC Times Electric Co. Ltd., Class A Shares	468	3,439
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	3,600	17,400
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	4,500	5,564
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	12,600	12,546
Total Machinery		331,041
Marine Transportation — 0.8%
COSCO Shipping Holdings Co. Ltd., Class A Shares	8,100	17,616
COSCO Shipping Holdings Co. Ltd., Class H Shares	22,500	39,748
Evergreen Marine Corp. Taiwan Ltd.	9,000	54,423
MISC Bhd	18,900	36,328
Orient Overseas International Ltd.	1,350	21,750
Wan Hai Lines Ltd.	12,800	32,101
Yang Ming Marine Transport Corp.	18,000	31,909
Total Marine Transportation		233,875
Passenger Airlines — 0.2%
Eva Airways Corp.	27,000	31,408
Korean Air Lines Co. Ltd.	1,584	24,795
Total Passenger Airlines		56,203
Professional Services — 0.0%††
L&T Technology Services Ltd.	243	12,064 (a)
See Notes to Schedules of Investments.

10
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.	1,800	$16,836 (a)
Posco International Corp.	378	13,015
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	900	1,301
Xiamen C & D Inc., Class A Shares	1,800	2,385
Total Trading Companies & Distributors		33,537
Transportation Infrastructure — 0.7%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	4,500	6,499
China Merchants Port Holdings Co. Ltd.	9,410	18,304
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	1,458	38,362
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,512	48,707
Jiangsu Expressway Co. Ltd., Class A Shares	900	1,561
Jiangsu Expressway Co. Ltd., Class H Shares	10,000	12,835
Ningbo Zhoushan Port Co. Ltd., Class A Shares	7,200	3,744
Qingdao Port International Co. Ltd., Class A Shares	1,800	2,151
Qingdao Port International Co. Ltd., Class H Shares	9,000	8,048 (a)
Salik Co. PJSC	15,813	27,339
Shandong Hi-speed Co. Ltd., Class A Shares	900	1,257
Taiwan High Speed Rail Corp.	18,000	16,040
Westports Holdings Bhd	9,000	12,575
Total Transportation Infrastructure		197,422

Total Industrials		1,616,800
Information Technology — 28.1%
Communications Equipment — 0.1%
Accton Technology Corp.	200	7,543
BYD Electronic International Co. Ltd.	4,500	19,449
Total Communications Equipment		26,992
Electronic Equipment, Instruments & Components — 2.8%
Avary Holding Shenzhen Co. Ltd., Class A Shares	1,100	7,971
Chroma ATE Inc.	500	12,333
Delton Technology Guangzhou Inc., Class A Shares	1,100	12,864
E Ink Holdings Inc.	8,000	50,413
Elite Material Co. Ltd.	887	46,438
Foxconn Industrial Internet Co. Ltd., Class A Shares	6,800	60,450
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	1,100	3,073
Hon Hai Precision Industry Co. Ltd.	36,100	264,829
Kingboard Holdings Ltd.	4,500	16,974
Kingboard Laminates Holdings Ltd.	4,500	7,626
Largan Precision Co. Ltd.	831	65,987
Lotes Co. Ltd.	873	35,981
Shengyi Electronics Co. Ltd., Class A Shares	400	5,484
Shengyi Technology Co. Ltd., Class A Shares	1,800	18,415
Shennan Circuits Co. Ltd., Class A Shares	100	3,328
Shenzhen Huaqiang Industry Co. Ltd., Class A Shares	900	3,175
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	700	7,330
Tripod Technology Corp.	4,000	40,419
WT Microelectronics Co. Ltd.	6,000	26,161
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	1,300	13,609
See Notes to Schedules of Investments.

11
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Xiamen Faratronic Co. Ltd., Class A Shares	200	$3,007
Yageo Corp.	13,000	95,575
Zhejiang Dahua Technology Co. Ltd., Class A Shares	2,200	5,970
Zhen Ding Technology Holding Ltd.	6,000	27,116
Total Electronic Equipment, Instruments & Components		834,528
IT Services — 3.6%
Arabian Internet & Communications Services Co.	126	7,562
HCL Technologies Ltd.	9,171	165,636
Hexaware Technologies Ltd.	1,089	9,276
Infosys Ltd.	20,106	361,365
LTIMindtree Ltd.	801	54,038 (a)
Mphasis Ltd.	972	30,185
Persistent Systems Ltd.	324	22,609
Tata Consultancy Services Ltd.	7,020	250,419
Tech Mahindra Ltd.	5,400	95,582
Wipro Ltd.	26,010	76,190
Total IT Services		1,072,862
Semiconductors & Semiconductor Equipment — 15.9%
Alchip Technologies Ltd.	387	43,232
ASE Technology Holding Co. Ltd.	18,000	143,505
Cambricon Technologies Corp. Ltd., Class A Shares	110	21,363 *
eMemory Technology Inc.	328	18,060
Globalwafers Co. Ltd.	2,610	33,725
Henan Shijia Photons Technology Co. Ltd., Class A Shares	297	3,778
MediaTek Inc.	7,490	340,882
Novatek Microelectronics Corp.	5,230	62,253
Phison Electronics Corp.	1,500	69,222
Powertech Technology Inc.	6,300	34,688
Realtek Semiconductor Corp.	4,000	62,252
SK hynix Inc.	1,368	618,214
Taiwan Semiconductor Manufacturing Co. Ltd.	63,690	3,141,882
United Microelectronics Corp.	99,000	155,177
Vanguard International Semiconductor Corp.	9,000	26,381
WAAREE Energies Ltd.	333	10,997
Yuanjie Semiconductor Technology Co. Ltd., Class A Shares	200	18,395
Total Semiconductors & Semiconductor Equipment		4,804,006
Software — 0.1%
Oracle Financial Services Software Ltd.	207	17,704
Shanghai Baosight Software Co. Ltd., Class A Shares	900	2,670
Shanghai Baosight Software Co. Ltd., Class B Shares	6,300	6,438
Tata Elxsi Ltd.	342	19,941
Total Software		46,753
Technology Hardware, Storage & Peripherals — 5.6%
Advantech Co. Ltd.	5,000	45,830
Asustek Computer Inc.	6,420	111,970
Compal Electronics Inc.	36,000	34,831
Gigabyte Technology Co. Ltd.	5,140	40,815
See Notes to Schedules of Investments.

12
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Huaqin Technology Co. Ltd., Class A Shares	2,100	$27,300
Inventec Corp.	27,000	36,864
Lenovo Group Ltd.	54,000	64,244
Lite-On Technology Corp.	18,000	93,665
Pegatron Corp.	18,000	39,299
Quanta Computer Inc.	23,000	199,106
Samsung Electronics Co. Ltd.	9,270	771,562
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	774	7,336
Wistron Corp.	27,000	129,326
Wiwynn Corp.	530	75,653
Total Technology Hardware, Storage & Peripherals		1,677,801

Total Information Technology		8,462,942
Materials — 4.6%
Chemicals — 1.0%
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	900	4,459
Indorama Ventures PCL, NVDR	17,100	8,739
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	5,400	3,729
LB Group Co. Ltd., Class A Shares	1,800	5,049
Meihua Holdings Group Co. Ltd., Class A Shares	1,800	2,612
Mesaieed Petrochemical Holding Co.	47,250	14,184
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	4,500	12,656
PhosAgro PJSC	21	0 *(b)(c)(d)
PhosAgro PJSC, GDR	1	0 *(c)(d)
PhosAgro PJSC, Russian Stock Exchange	1,073	0 *(b)(c)(d)
SABIC Agri-Nutrients Co.	2,043	60,296
Sahara International Petrochemical Co.	3,393	13,569
Satellite Chemical Co. Ltd., Class A Shares	2,300	5,826
Saudi Aramco Base Oil Co.	396	10,151
Saudi Basic Industries Corp.	7,992	109,307
Saudi Industrial Investment Group	3,321	10,997
Yanbu National Petrochemical Co.	2,169	15,891
Yunnan Yuntianhua Co. Ltd., Class A Shares	900	4,308
Zhejiang Longsheng Group Co. Ltd., Class A Shares	1,800	2,749
Zhejiang NHU Co. Ltd., Class A Shares	1,800	6,496
Total Chemicals		291,018
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., Class A Shares	2,700	8,456
Anhui Conch Cement Co. Ltd., Class H Shares	9,260	26,268
Asia Cement Corp.	18,000	21,311
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A Shares	900	1,752
China Jushi Co. Ltd., Class A Shares	2,700	6,615
Huaxin Building Materials Group Co. Ltd., Class A Shares	1,000	3,516
Huaxin Building Materials Group Co. Ltd., Class H Shares	1,800	4,167
Total Construction Materials		72,085
Containers & Packaging — 0.1%
Klabin SA	9,090	31,120
See Notes to Schedules of Investments.

13
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 3.1%
Alrosa PJSC	54,971	$0 *(b)(c)(d)
Aneka Tambang Tbk	76,500	14,451
China Hongqiao Group Ltd.	23,600	98,906
China Nonferrous Mining Corp. Ltd.	9,000	17,055
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	1,800	4,222
CSN Mineracao SA	5,400	5,371
GMK Norilskiy Nickel PAO	69,300	0 *(b)(c)(d)
Gold Fields Ltd.	1,710	74,892
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	1,400	5,510
Hindustan Zinc Ltd.	3,807	25,941
Huaibei Mining Holdings Co. Ltd., Class A Shares	1,800	2,865
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	1,300	2,302
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	2,700	2,781
Jiangxi Copper Co. Ltd., Class A Shares	900	7,081
Jiangxi Copper Co. Ltd., Class H Shares	9,000	49,582
Jinduicheng Molybdenum Co. Ltd., Class A Shares	2,200	4,911
Kumba Iron Ore Ltd.	459	9,725
Nanjing Iron & Steel Co. Ltd., Class A Shares	5,000	3,768
NMDC Ltd.	30,420	28,149
Novolipetsk Steel PJSC	35,119	0 *(b)(c)(d)
Polyus PJSC	7,560	0 *(b)(c)(d)
Severstal PAO	6,090	0 *(b)(c)(d)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	7,200	5,550
Tata Steel Ltd.	76,356	152,985
Tianshan Aluminum Group Co. Ltd., Class A Shares	2,700	6,259
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	7,200	6,199
United Co. RUSAL International PJSC	24,749	0 *(b)(c)(d)
Vale SA	22,200	291,530
Vedanta Ltd.	15,552	104,580
Western Mining Co. Ltd., Class A Shares	1,400	5,544
Total Metals & Mining		930,159
Paper & Forest Products — 0.2%
Suzano SA	5,400	50,701

Total Materials		1,375,083
Real Estate — 1.9%
Diversified REITs — 0.2%
Fibra Uno Administracion SA de CV	24,489	36,762
KLCCP Stapled Group	5,400	11,604
Total Diversified REITs		48,366
Real Estate Management & Development — 1.7%
C&D International Investment Group Ltd.	9,000	18,096
Central Pattana PCL, NVDR	11,700	20,518
China Overseas Land & Investment Ltd.	31,500	49,576
China Resources Land Ltd.	27,000	94,353
China Resources Mixc Lifestyle Services Ltd.	5,400	29,791 (a)
DLF Ltd.	7,758	59,333
Emaar Development PJSC	7,074	29,179
See Notes to Schedules of Investments.

14
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Emaar Properties PJSC	52,803	$201,988
Longfor Group Holdings Ltd.	17,840	19,620 (a)
Youngor Fashion Co. Ltd., Class A Shares	1,800	1,960
Total Real Estate Management & Development		524,414

Total Real Estate		572,780
Utilities — 4.5%
Electric Utilities — 2.0%
Axia Energia	9,000	83,122
Cia Energetica de Minas Gerais	3,350	8,987
CPFL Energia SA	1,800	17,505
Enel Americas SA	171,000	16,247
Energisa S/A	2,970	25,560
Equatorial SA	11,700	82,203
Inter RAO UES PJSC	811,741	0 *(b)(c)(d)
Interconexion Electrica SA ESP	3,843	25,087
Manila Electric Co.	2,610	25,464
Power Grid Corp. of India Ltd.	41,085	120,952
Saudi Electricity Co.	6,921	25,925
Tenaga Nasional Bhd	40,500	136,929
Torrent Power Ltd.	1,773	25,777
Total Electric Utilities		593,758
Gas Utilities — 1.0%
Beijing Enterprises Holdings Ltd.	4,500	18,396
China Gas Holdings Ltd.	25,200	24,865
China Resources Gas Group Ltd.	8,100	23,540
ENN Energy Holdings Ltd.	6,300	56,011
ENN Natural Gas Co. Ltd., Class A Shares	1,800	5,354
GAIL India Ltd.	26,892	51,510
Grupo Energia Bogota SA ESP	28,404	22,331
Indraprastha Gas Ltd.	6,723	14,554
Kunlun Energy Co. Ltd.	36,000	34,365
Petronas Gas Bhd	9,000	40,232
Total Gas Utilities		291,158
Independent Power and Renewable Electricity Producers — 1.2%
Aboitiz Power Corp.	11,700	8,750
China Longyuan Power Group Corp. Ltd., Class H Shares	27,000	23,033
China Power International Development Ltd.	36,000	14,939
China Resources Power Holdings Co. Ltd.	18,000	40,031
Engie Brasil Energia SA	3,580	20,495
GD Power Development Co. Ltd., Class A Shares	10,800	7,798
Huadian Power International Corp. Ltd., Class A Shares	5,400	3,837
Huadian Power International Corp. Ltd., Class H Shares	18,000	9,412
Huaneng Power International Inc., Class A Shares	7,200	7,695
Huaneng Power International Inc., Class H Shares	36,000	26,502
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	2,700	1,733
NHPC Ltd.	29,178	25,718
NTPC Ltd.	43,020	157,736
See Notes to Schedules of Investments.

15
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
Shaanxi Energy Investment Co. Ltd., Class A Shares		6,300	$8,403
Shenergy Co. Ltd., Class A Shares		2,700	3,010
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares		5,400	3,830
Total Independent Power and Renewable Electricity Producers			362,922
Multi-Utilities — 0.2%
Dubai Electricity & Water Authority PJSC		77,931	58,774
Qatar Electricity & Water Co. QSC		5,148	21,279
Total Multi-Utilities			80,053
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.		36,000	11,378
Guangdong Investment Ltd.		27,000	23,554
Total Water Utilities			34,932

Total Utilities			1,362,823
Total Common Stocks (Cost — $25,302,589)			29,255,310
	Rate
Preferred Stocks — 2.7%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Hyundai Motor Co.	1.214%	144	20,592 (e)
Hyundai Motor Co., Series 2	1.176%	225	33,190 (e)
Hyundai Motor Co., Series 3	1.220%	18	2,562 (e)

Total Consumer Discretionary			56,344
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Petroleo Brasileiro SA - Petrobras	0.483%	27,900	156,919 (e)
Surgutneftegas PAO	—	162,582	0 *(b)(c)(d)

Total Energy			156,919
Financials — 1.5%
Banks — 1.5%
Grupo Cibest SA	1.043%	4,032	63,848 (e)
Itau Unibanco Holding SA	0.038%	36,153	258,823 (e)
Itausa SA	0.130%	58,752	125,229 (e)

Total Financials			447,900
Industrials — 0.0%††
Ground Transportation — 0.0%††
Localiza Rent a Car SA	—	104	787 *

Information Technology — 0.3%
Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd.	0.415%	1,548	95,853 (e)

Utilities — 0.2%
Electric Utilities — 0.2%
Axia Energia, Class B Shares	2.479%	1,800	17,219 (e)
Cia Energetica de Minas Gerais	0.899%	18,000	36,790 (e)

Total Utilities			54,009
Total Preferred Stocks (Cost — $767,298)			811,812
Total Investments before Short-Term Investments (Cost — $26,069,887)			30,067,122
See Notes to Schedules of Investments.

16
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $8,550)	3.620%	8,550	$8,550 (f)(g)(h)
Total Investments — 99.8% (Cost — $26,078,437)			30,075,672
Other Assets in Excess of Liabilities — 0.2%			49,346
Total Net Assets — 100.0%			$30,125,018

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown represents yield-to-maturity.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $8,550 and the cost was $8,550 (Note 2).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Private Joint Stock Company
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets Index	1	3/26	$68,417	$70,570	$2,153
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

17
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 4.8%
Diversified Telecommunication Services — 2.4%
BT Group PLC	945,748	$2,341,260
Deutsche Telekom AG	237,226	7,706,358
Elisa oyj	44,710	1,981,715
HKT Trust & HKT Ltd.	1,052,000	1,555,665
Infrastrutture Wireless Italiane SpA	97,310	901,143 (a)
Koninklijke KPN NV	1,214,878	5,673,013
Orange SA	585,964	9,772,237
Singapore Telecommunications Ltd.	331,200	1,171,820
Swisscom AG, Registered Shares	2,118	1,538,541
Telefonica SA	1,433,350	5,880,112 (b)
Telekom Austria AG	24,196	255,753
Telenor ASA	194,620	2,830,493
Telia Co. AB	714,308	3,051,314
Telstra Group Ltd.	1,187,182	3,855,443
TPG Telecom Ltd.	121,506	307,089
Total Diversified Telecommunication Services		48,821,956
Entertainment — 0.6%
Capcom Co. Ltd.	40,104	934,127
Nintendo Co. Ltd.	105,200	7,110,874
Square Enix Holdings Co. Ltd.	73,300	1,337,212
Universal Music Group NV	89,235	2,329,751
Total Entertainment		11,711,964
Interactive Media & Services — 0.1%
LY Corp.	52,600	140,003
REA Group Ltd.	15,102	1,846,878
SEEK Ltd.	72,588	1,119,130
Total Interactive Media & Services		3,106,011
Media — 0.2%
Publicis Groupe SA	38,924	4,051,202
Wireless Telecommunication Services — 1.5%
SoftBank Corp.	8,994,600	12,326,007
SoftBank Group Corp.	327,600	9,196,083
Tele2 AB, Class B Shares	173,580	2,910,009
Vodafone Group PLC	4,709,804	6,263,969
Total Wireless Telecommunication Services		30,696,068

Total Communication Services		98,387,201
Consumer Discretionary — 8.2%
Automobile Components — 1.0%
Bridgestone Corp.	325,800	7,303,973
Cie Generale des Etablissements Michelin SCA	63,120	2,098,657
Continental AG	26,826	2,141,135
Denso Corp.	103,200	1,420,815
Niterra Co. Ltd.	61,500	2,703,732
Sumitomo Electric Industries Ltd.	105,200	4,245,048
Total Automobile Components		19,913,360
See Notes to Schedules of Investments.

18
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — 2.9%
Bayerische Motoren Werke AG	36,294	$3,970,140
Ferrari NV	1,052	393,761
Honda Motor Co. Ltd.	578,600	5,669,907
Isuzu Motors Ltd.	49,100	764,168
Mercedes-Benz Group AG	204,088	14,398,254
Stellantis NV	549,670	6,107,645
Subaru Corp.	68,300	1,479,336
Toyota Motor Corp.	1,170,300	25,056,791
Yamaha Motor Co. Ltd.	315,600	2,334,608
Total Automobiles		60,174,610
Broadline Retail — 0.5%
Prosus NV	21,598	1,340,582
Wesfarmers Ltd.	148,332	8,021,031
Total Broadline Retail		9,361,613
Hotels, Restaurants & Leisure — 0.6%
Entain PLC	160,430	1,654,218
Evolution AB	57,860	3,952,817 (a)
Galaxy Entertainment Group Ltd.	449,400	2,212,502
Genting Singapore Ltd.	1,841,000	1,037,889
Lottery Corp. Ltd.	684,326	2,354,728
Sands China Ltd.	208,800	525,789
Zensho Holdings Co. Ltd.	11,700	669,925
Total Hotels, Restaurants & Leisure		12,407,868
Household Durables — 1.0%
Barratt Redrow PLC	431,320	2,210,940
Panasonic Holdings Corp.	121,800	1,572,377
Sekisui House Ltd.	210,400	4,695,392
Sony Group Corp.	456,800	11,727,093
Total Household Durables		20,205,802
Specialty Retail — 0.6%
Fast Retailing Co. Ltd.	13,252	4,813,990
H & M Hennes & Mauritz AB, Class B Shares	139,390	2,810,843
Industria de Diseno Textil SA	42,606	2,819,177
Kingfisher PLC	427,638	1,798,633
ZOZO Inc.	138,110	1,137,516
Total Specialty Retail		13,380,159
Textiles, Apparel & Luxury Goods — 1.6%
Asics Corp.	13,300	318,616
Cie Financiere Richemont SA, Registered Shares	37,346	8,110,293
Kering SA	6,446	2,278,723
LPP SA	337	1,950,648
LVMH Moet Hennessy Louis Vuitton SE	25,774	19,524,336
Moncler SpA	7,364	474,984
Total Textiles, Apparel & Luxury Goods		32,657,600

Total Consumer Discretionary		168,101,012
See Notes to Schedules of Investments.

19
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 7.5%
Beverages — 1.2%
Anheuser-Busch InBev SA/NV	16,306	$1,051,367
Budweiser Brewing Co. APAC Ltd.	536,400	523,065 (a)
Carlsberg AS, Class B Shares	8,416	1,105,265
Diageo PLC	587,542	12,672,030
Heineken NV	4,734	387,744
Kirin Holdings Co. Ltd.	211,800	3,172,710 (b)
Pernod Ricard SA	62,594	5,373,841
Total Beverages		24,286,022
Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd.	105,200	1,662,448
Coles Group Ltd.	306,132	4,376,849
J Sainsbury PLC	113,090	494,363
Kesko oyj, Class A Shares	25,774	583,006
Kesko oyj, Class B Shares	82,582	1,867,028
Tesco PLC	357,680	2,125,488
Woolworths Group Ltd.	90,998	1,782,837
Total Consumer Staples Distribution & Retail		12,892,019
Food Products — 2.1%
Danone SA	60,490	5,454,644
Nestle SA, Registered Shares	298,768	29,693,900
Orkla ASA	204,614	2,282,088
Salmar ASA	21,040	1,288,034
WH Group Ltd.	2,367,000	2,636,589 (a)
Wilmar International Ltd.	590,500	1,414,261
Total Food Products		42,769,516
Household Products — 0.3%
Essity AB, Class B Shares	21,532	619,418
Reckitt Benckiser Group PLC	77,848	6,284,659
Total Household Products		6,904,077
Personal Care Products — 1.3%
Kao Corp.	52,600	2,101,047
L’Oreal SA	16,837	7,249,230
Unilever PLC	253,006	16,537,152
Total Personal Care Products		25,887,429
Tobacco — 2.0%
British American Tobacco PLC	378,720	21,465,997
Imperial Brands PLC	243,538	10,216,930
Japan Tobacco Inc.	239,400	8,614,093
Total Tobacco		40,297,020

Total Consumer Staples		153,036,083
Energy — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA	92,576	2,357,800
BP PLC	1,610,612	9,375,976
Eni SpA	592,276	11,226,966
Equinor ASA	205,666	4,832,316
See Notes to Schedules of Investments.

20
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
OMV AG	44,184	$2,465,904
ORLEN SA	185,152	4,949,644
Repsol SA	331,906	6,207,679 (b)
Santos Ltd.	840,548	3,458,404
Shell PLC	221,446	8,161,250
TotalEnergies SE	206,192	13,461,803
Var Energi ASA	248,272	812,243
Woodside Energy Group Ltd.	576,496	9,068,851

Total Energy		76,378,836
Financials — 29.6%
Banks — 18.5%
ANZ Group Holdings Ltd.	412,910	10,006,181
Banca Monte dei Paschi di Siena SpA	650,662	6,976,875
Banco Bilbao Vizcaya Argentaria SA	639,616	15,061,507
Banco BPM SpA	412,233	6,303,597
Banco Santander SA	476,030	5,629,872
Bank Hapoalim BM	142,546	3,222,503
Bank Leumi Le-Israel BM	196,724	4,333,101
Bank Polska Kasa Opieki SA	65,750	3,750,925
BAWAG Group AG	22,092	3,347,029 (a)
BNP Paribas SA	213,556	20,263,017
BPER Banca SpA	398,708	5,431,849
CaixaBank SA	602,796	7,394,580
Commonwealth Bank of Australia	145,702	15,601,199
Credit Agricole SA	341,374	7,036,267
DBS Group Holdings Ltd.	405,900	17,788,899
DNB Bank ASA	227,232	6,341,505
Erste Group Bank AG	6,838	826,379
FinecoBank Banca Fineco SpA	142,298	3,710,108
Hang Seng Bank Ltd.	210,400	4,149,342
HSBC Holdings PLC	2,035,094	32,130,455
ING Bank Slaski SA	10,233	972,010
ING Groep NV	410,806	11,584,137
Intesa Sanpaolo SpA	3,089,198	21,482,041
Israel Discount Bank Ltd., Class A Shares	115,194	1,222,384
Japan Post Bank Co. Ltd.	210,400	2,965,157
KBC Group NV	31,034	4,054,829
Lloyds Banking Group PLC	5,048,548	6,671,034
Mediobanca Banca di Credito Finanziario SpA	179,366	3,746,526
Mitsubishi UFJ Financial Group Inc.	1,123,500	17,869,058
Mizrahi Tefahot Bank Ltd.	34,190	2,385,823
Mizuho Financial Group Inc.	252,200	9,171,202
National Australia Bank Ltd.	270,890	7,643,003
NatWest Group PLC	1,200,332	10,523,351
Nordea Bank Abp	883,680	16,674,202
Oversea-Chinese Banking Corp. Ltd.	548,100	8,421,816
Powszechna Kasa Oszczednosci Bank Polski SA	264,052	6,254,636
See Notes to Schedules of Investments.

21
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Santander Bank Polska SA	12,624	$1,915,089
Skandinaviska Enskilda Banken AB, Class A Shares	205,140	4,341,434
Sumitomo Mitsui Financial Group Inc.	344,100	11,066,433
Sumitomo Mitsui Trust Group Inc.	57,100	1,740,194
Svenska Handelsbanken AB, Class A Shares	428,164	6,239,840
Svenska Handelsbanken AB, Class B Shares	8,942	224,840 (b)
Swedbank AB, Class A Shares	301,398	10,497,993
UniCredit SpA	169,372	14,107,338
United Overseas Bank Ltd.	315,600	8,604,149
Westpac Banking Corp.	312,970	8,055,974
Total Banks		377,739,683
Capital Markets — 3.6%
3i Group PLC	65,750	2,885,700
Amundi SA	18,936	1,570,101 (a)
ASX Ltd.	59,742	2,049,315
CVC Capital Partners PLC	246,694	4,143,138 (a)
Daiwa Securities Group Inc.	420,800	3,679,265
EQT AB	137,286	5,417,695
Hong Kong Exchanges & Clearing Ltd.	130,000	6,807,734
ICG PLC	89,946	2,484,967
Japan Exchange Group Inc.	263,000	2,812,134
Julius Baer Group Ltd.	59,438	4,681,516
London Stock Exchange Group PLC	28,090	3,382,284
Macquarie Group Ltd.	52,074	7,056,229
Nomura Holdings Inc.	578,600	4,802,441
Nordnet AB publ	50,275	1,473,544
Partners Group Holding AG	6,555	8,128,283
SBI Holdings Inc.	157,800	3,397,716
Schroders PLC	263,000	1,439,755
UBS Group AG, Registered Shares	163,060	7,607,066
Total Capital Markets		73,818,883
Financial Services — 0.9%
Adyen NV	3,156	5,096,528 *(a)
Banca Mediolanum SpA	64,698	1,479,420
Groupe Bruxelles Lambert NV	25,248	2,252,109
M&G PLC	688,534	2,652,386
ORIX Corp.	135,300	3,930,946
Poste Italiane SpA	144,124	3,635,845 (a)
Total Financial Services		19,047,234
Insurance — 6.6%
Admiral Group PLC	73,640	3,145,811
Ageas SA/NV	54,178	3,805,037
AIA Group Ltd.	701,000	7,195,979
Allianz SE, Registered Shares	43,132	19,781,324
Aviva PLC	945,222	8,701,260
AXA SA	289,826	13,942,223
Generali	118,350	4,969,115
See Notes to Schedules of Investments.

22
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Gjensidige Forsikring ASA	39,976	$1,196,880
Insurance Australia Group Ltd.	401,864	2,138,504
Legal & General Group PLC	1,714,760	6,040,559
Medibank Private Ltd.	886,836	2,832,741
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,890	5,209,578
NN Group NV	82,056	6,335,411
Phoenix Group Holdings PLC	234,070	2,320,340
Powszechny Zaklad Ubezpieczen SA	174,106	3,232,041
Sompo Holdings Inc.	120,370	4,097,702
Suncorp Group Ltd.	309,288	3,640,289
Swiss Re AG	54,178	9,084,944
Tokio Marine Holdings Inc.	150,500	5,585,240
Tryg A/S	96,258	2,520,120
Zurich Insurance Group AG	25,774	19,578,155
Total Insurance		135,353,253

Total Financials		605,959,053
Health Care — 10.0%
Biotechnology — 0.4%
Argenx SE	3,156	2,656,866 *
CSL Ltd.	39,450	4,541,943
Total Biotechnology		7,198,809
Health Care Equipment & Supplies — 0.8%
Coloplast A/S, Class B Shares	46,458	3,991,548
EssilorLuxottica SA	15,643	4,958,584
Hoya Corp.	13,200	1,994,590
Koninklijke Philips NV	130,900	3,572,815
Smith & Nephew PLC	46,288	771,086
Sysmex Corp.	157,800	1,552,882
Total Health Care Equipment & Supplies		16,841,505
Health Care Providers & Services — 0.1%
Sonic Healthcare Ltd.	144,650	2,180,957
Health Care Technology — 0.1%
M3 Inc.	54,300	732,337
Pro Medicus Ltd.	10,520	1,549,461
Total Health Care Technology		2,281,798
Life Sciences Tools & Services — 0.0%††
Lonza Group AG, Registered Shares	491	333,303
Pharmaceuticals — 8.6%
Astellas Pharma Inc.	526,000	7,023,624
AstraZeneca PLC	155,170	28,781,295
Chugai Pharmaceutical Co. Ltd.	68,900	3,623,355
Daiichi Sankyo Co. Ltd.	157,800	3,370,534
Eisai Co. Ltd.	86,556	2,573,294
Galderma Group AG	10,520	2,152,467
GSK PLC	568,080	13,940,928
Novartis AG, Registered Shares	170,424	23,576,485
Novo Nordisk A/S, Class B Shares	404,494	20,687,099
See Notes to Schedules of Investments.

23
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Orion oyj, Class A Shares	5,786	$430,147
Orion oyj, Class B Shares	20,514	1,533,499
Recordati Industria Chimica e Farmaceutica SpA	5,364	305,790
Roche Holding AG, Bearer Shares	3,156	1,335,300
Roche Holding AG, Vienna Stock Exchange	68,380	28,327,316
Sanofi SA	221,446	21,513,600
Shionogi & Co. Ltd.	18,500	335,312
Takeda Pharmaceutical Co. Ltd.	490,500	15,130,100
UCB SA	2,659	745,115
Total Pharmaceuticals		175,385,260

Total Health Care		204,221,632
Industrials — 14.8%
Aerospace & Defense — 1.5%
Airbus SE	34,190	7,966,645
BAE Systems PLC	217,764	5,020,364
Leonardo SpA	14,728	850,336
Rheinmetall AG	3,803	6,972,106
Rolls-Royce Holdings PLC	509,694	7,883,983
Saab AB, Class B Shares	23,144	1,349,656
Thales SA	1,578	425,884
Total Aerospace & Defense		30,468,974
Air Freight & Logistics — 0.7%
Deutsche Post AG	216,712	11,893,604
DSV A/S	7,364	1,870,064
Total Air Freight & Logistics		13,763,668
Building Products — 0.3%
AGC Inc.	65,500	2,170,031
Daikin Industries Ltd.	24,772	3,173,446
Total Building Products		5,343,477
Commercial Services & Supplies — 0.1%
Rentokil Initial PLC	507,064	3,052,067
Construction & Engineering — 0.6%
Bouygues SA	56,282	2,931,554
Ferrovial SE	25,248	1,640,971
Kajima Corp.	17,700	658,901
Obayashi Corp.	52,600	1,097,001
Skanska AB, Class B Shares	17,884	489,449
Vinci SA	32,612	4,598,057
Total Construction & Engineering		11,415,933
Electrical Equipment — 2.1%
ABB Ltd., Registered Shares	102,044	7,627,700
Fuji Electric Co. Ltd.	15,404	1,164,550
Fujikura Ltd.	48,400	5,385,154
Legrand SA	9,468	1,414,982
Mitsubishi Electric Corp.	139,100	4,068,860
NIDEC Corp.	73,200	995,645
Prysmian SpA	15,254	1,547,504
See Notes to Schedules of Investments.

24
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Schneider Electric SE	48,392	$13,350,309
Siemens Energy AG	55,756	7,884,113 *
Vestas Wind Systems A/S	12,098	329,862
Total Electrical Equipment		43,768,679
Ground Transportation — 0.1%
MTR Corp. Ltd.	516,000	1,975,564
Industrial Conglomerates — 2.2%
CK Hutchison Holdings Ltd.	500,000	3,401,426
Hitachi Ltd.	467,136	14,609,083
Jardine Cycle & Carriage Ltd.	21,100	555,228
Jardine Matheson Holdings Ltd.	25,360	1,734,370
Keppel Ltd.	157,800	1,270,008
Sekisui Chemical Co. Ltd.	120,800	2,030,738
Siemens AG, Registered Shares	72,062	20,240,043
Swire Pacific Ltd., Class A Shares	61,000	491,386
Total Industrial Conglomerates		44,332,282
Machinery — 2.9%
ANDRITZ AG	18,936	1,484,480
Atlas Copco AB, Class A Shares	64,172	1,155,873
Atlas Copco AB, Class B Shares	39,450	637,616
Daifuku Co. Ltd.	83,600	2,628,350
Daimler Truck Holding AG	123,289	5,403,818
FANUC Corp.	76,360	2,963,886
Hitachi Construction Machinery Co. Ltd.	26,500	782,768
IHI Corp.	82,000	1,440,996
Kawasaki Heavy Industries Ltd.	26,800	1,774,755
Komatsu Ltd.	234,100	7,467,543
Kone oyj, Class B Shares	94,154	6,696,677
Makita Corp.	76,100	2,299,823
Metso oyj	176,736	3,109,364
Minebea Mitsumi Inc.	52,600	1,054,047
Mitsubishi Heavy Industries Ltd.	263,000	6,443,076
Sandvik AB	28,404	926,177
SKF AB, Class B Shares	86,790	2,314,074
SMC Corp.	4,532	1,574,613
Spirax Group PLC	21,566	1,978,301
Techtronic Industries Co. Ltd.	196,000	2,263,814
Volvo AB, Class A Shares	4,734	152,206
Volvo AB, Class B Shares	42,606	1,367,544
Wartsila oyj Abp	62,594	2,234,812
Yaskawa Electric Corp.	34,300	1,040,740
Total Machinery		59,195,353
Marine Transportation — 0.8%
A.P. Moller - Maersk A/S, Class A Shares	802	1,846,229
A.P. Moller - Maersk A/S, Class B Shares	1,052	2,421,737
Kawasaki Kisen Kaisha Ltd.	118,600	1,650,238
Kuehne + Nagel International AG, Registered Shares	14,202	3,069,855
See Notes to Schedules of Investments.

25
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
Mitsui OSK Lines Ltd.	103,200	$3,101,037
Nippon Yusen KK	131,700	4,266,628
Total Marine Transportation		16,355,724
Passenger Airlines — 0.1%
Japan Airlines Co. Ltd.	52,600	974,851
Singapore Airlines Ltd.	428,200	2,131,011
Total Passenger Airlines		3,105,862
Professional Services — 1.4%
Bureau Veritas SA	89,946	2,871,217
Experian PLC	93,102	4,211,378
Intertek Group PLC	49,970	3,109,233
Recruit Holdings Co. Ltd.	123,100	6,948,009
RELX PLC	121,506	4,935,634
SGS SA, Registered Shares	41,619	4,773,118
Wolters Kluwer NV	15,780	1,637,190
Total Professional Services		28,485,779
Trading Companies & Distributors — 1.4%
Ashtead Group PLC	25,248	1,727,196
Bunzl PLC	51,548	1,439,387
ITOCHU Corp.	526,000	6,627,644
Marubeni Corp.	157,800	4,382,299
Mitsubishi Corp.	227,900	5,213,878
Mitsui & Co. Ltd.	86,500	2,562,248
MonotaRO Co. Ltd.	49,100	783,276
Sumitomo Corp.	142,000	4,902,893
Toyota Tsusho Corp.	52,600	1,769,832
Total Trading Companies & Distributors		29,408,653
Transportation Infrastructure — 0.6%
Aena SME SA	107,304	3,001,874 (a)
Transurban Group	943,644	8,941,910
Total Transportation Infrastructure		11,943,784

Total Industrials		302,615,799
Information Technology — 7.6%
Communications Equipment — 0.3%
Nokia oyj	338,409	2,214,562
Telefonaktiebolaget LM Ericsson, Class B Shares	416,592	4,094,159
Total Communications Equipment		6,308,721
Electronic Equipment, Instruments & Components — 0.9%
Hexagon AB, Class B Shares	25,774	306,141
Ibiden Co. Ltd.	40,000	1,717,694
Keyence Corp.	14,046	5,079,124
Kyocera Corp.	103,200	1,446,163
Murata Manufacturing Co. Ltd.	244,200	5,057,088
TDK Corp.	281,700	3,973,579
Total Electronic Equipment, Instruments & Components		17,579,789
IT Services — 0.3%
Capgemini SE	8,664	1,447,456
See Notes to Schedules of Investments.

26
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
NEC Corp.	74,400	$2,520,425
Nomura Research Institute Ltd.	9,490	364,537
Obic Co. Ltd.	28,650	899,648
Otsuka Corp.	73,440	1,514,294
SCSK Corp.	13,200	476,562
Total IT Services		7,222,922
Semiconductors & Semiconductor Equipment — 4.5%
Advantest Corp.	87,300	10,935,822
ASM International NV	7,364	4,476,543
ASML Holding NV	38,924	42,121,168
Disco Corp.	19,220	5,906,583
Infineon Technologies AG	104,148	4,615,008
Lasertec Corp.	17,300	3,271,929
Renesas Electronics Corp.	157,800	2,154,404
SCREEN Holdings Co. Ltd.	26,791	2,604,835
STMicroelectronics NV	56,835	1,497,868
Tokyo Electron Ltd.	66,908	14,649,798
Total Semiconductors & Semiconductor Equipment		92,233,958
Software — 1.4%
Dassault Systemes SE	47,340	1,325,468
Sage Group PLC	103,096	1,501,788
SAP SE	100,466	24,583,705
Trend Micro Inc.	27,608	1,145,218 *
WiseTech Global Ltd.	8,942	408,225
Total Software		28,964,404
Technology Hardware, Storage & Peripherals — 0.2%
Canon Inc.	115,724	3,420,519
FUJIFILM Holdings Corp.	21,540	459,535
Total Technology Hardware, Storage & Peripherals		3,880,054

Total Information Technology		156,189,848
Materials — 5.3%
Chemicals — 1.3%
Asahi Kasei Corp.	420,800	3,728,930
BASF SE	157,800	8,234,136
DSM-Firmenich AG	11,315	913,745
Givaudan SA, Registered Shares	433	1,719,430
ICL Group Ltd.	116,772	670,493
Mitsubishi Chemical Group Corp.	368,200	2,149,605
Nitto Denko Corp.	68,714	1,628,585
Shin-Etsu Chemical Co. Ltd.	244,900	7,613,625
Total Chemicals		26,658,549
Construction Materials — 0.6%
Holcim AG	121,506	11,925,915
Metals & Mining — 3.2%
BHP Group Ltd.	523,370	15,876,428
Fortescue Ltd.	471,822	6,925,104
JFE Holdings Inc.	182,600	2,326,987
See Notes to Schedules of Investments.

27
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Nippon Steel Corp.	1,630,600	$6,676,571
Norsk Hydro ASA	210,926	1,635,239
Northern Star Resources Ltd.	121,703	2,169,343
Rio Tinto Ltd.	94,680	9,269,825
Rio Tinto PLC	245,116	19,761,809
SSAB AB, Class A Shares	40,502	309,648
SSAB AB, Class B Shares	125,714	949,932
Total Metals & Mining		65,900,886
Paper & Forest Products — 0.2%
UPM-Kymmene oyj	158,326	4,609,603

Total Materials		109,094,953
Real Estate — 2.4%
Diversified REITs — 0.5%
CapitaLand Integrated Commercial Trust	1,564,300	2,907,214
GPT Group	526,526	1,903,037
Mapletree Pan Asia Commercial Trust	705,900	806,900
Mirvac Group	1,267,134	1,732,225
Stockland	753,321	2,878,477
Total Diversified REITs		10,227,853
Industrial REITs — 0.3%
Segro PLC	388,188	3,761,440
Warehouses De Pauw, CVA	58,656	1,523,815
Total Industrial REITs		5,285,255
Office REITs — 0.2%
Japan Real Estate Investment Corp.	2,104	1,757,081
Nippon Building Fund Inc.	2,104	1,918,157 (b)
Total Office REITs		3,675,238
Real Estate Management & Development — 0.9%
CapitaLand Investment Ltd.	698,700	1,472,377
CK Asset Holdings Ltd.	455,800	2,302,570
Daito Trust Construction Co. Ltd.	106,928	2,036,984
Henderson Land Development Co. Ltd.	390,500	1,411,790
Hulic Co. Ltd.	157,300	1,720,571
Sino Land Co. Ltd.	1,077,400	1,414,663
Sun Hung Kai Properties Ltd.	148,686	1,809,027
Swire Properties Ltd.	331,200	892,732
Vonovia SE	162,008	4,669,235
Wharf Real Estate Investment Co. Ltd.	433,966	1,370,448
Total Real Estate Management & Development		19,100,397
Retail REITs — 0.5%
Link REIT	841,600	3,756,303
Scentre Group	1,513,828	4,239,883
Vicinity Ltd.	1,168,931	1,995,524
Total Retail REITs		9,991,710

Total Real Estate		48,280,453
See Notes to Schedules of Investments.

28
Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 5.0%
Electric Utilities — 2.6%
	CK Infrastructure Holdings Ltd.	192,700	$1,426,032
	CLP Holdings Ltd.	446,000	3,988,129
	EDP SA	862,114	3,963,978
	Endesa SA	96,784	3,481,651
	Enel SpA	1,781,562	18,573,848
	Fortum oyj	133,604	2,852,647
	Iberdrola SA	361,362	7,836,579
	Origin Energy Ltd.	533,890	4,090,721
	Power Assets Holdings Ltd.	422,500	2,993,624
	SSE PLC	26,300	770,817
	Terna - Rete Elettrica Nazionale	322,438	3,428,636
	Verbund AG	1,578	114,904
Total Electric Utilities			53,521,566
Gas Utilities — 0.6%
	APA Group	400,812	2,397,514
	Hong Kong & China Gas Co. Ltd.	3,471,000	3,126,063
	Naturgy Energy Group SA	32,612	992,767
	Snam SpA	676,436	4,493,356
Total Gas Utilities			11,009,700
Multi-Utilities — 1.5%
	A2A SpA	451,834	1,225,817
	E.ON SE	66,276	1,255,136
	Engie SA	548,092	14,425,473
	National Grid PLC	565,450	8,681,773
	Veolia Environnement SA	145,702	5,085,680
Total Multi-Utilities			30,673,879
Water Utilities — 0.3%
	Severn Trent PLC	83,634	3,137,399
	United Utilities Group PLC	216,712	3,480,371
Total Water Utilities			6,617,770

Total Utilities			101,822,915
Total Common Stocks (Cost — $1,645,430,932)			2,024,087,785
	Rate
Preferred Stocks — 0.5%
Consumer Discretionary — 0.5%
Automobiles — 0.5%
Bayerische Motoren Werke AG	4.721%	7,364	791,352 (c)
Dr. Ing hc F Porsche AG	3.273%	32,086	1,719,117 (a)(c)
Volkswagen AG	6.142%	58,912	7,164,545 (c)

Total Preferred Stocks (Cost — $8,916,597)			9,675,014
Total Investments before Short-Term Investments (Cost — $1,654,347,529)			2,033,762,799

Short-Term Investments — 0.7%
Investments from Cash Collateral Received for Loaned Securities — 0.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $13,929,535)	3.620%	13,929,535	13,929,535 (d)(e)(f)
See Notes to Schedules of Investments.

29
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $776,688)	3.620%	776,688	$776,688 (d)(e)(f)

Total Short-Term Investments (Cost — $14,706,223)			14,706,223
Total Investments — 100.1% (Cost — $1,669,053,752)			2,048,469,022
Liabilities in Excess of Other Assets — (0.1)%			(2,030,386)
Total Net Assets — 100.0%			$2,046,438,636

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at December 31, 2025.
(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $14,706,223 and the cost was $14,706,223 (Note 2).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	73	3/26	$10,554,508	$10,592,665	$38,157
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

30
Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 5.7%
Diversified Telecommunication Services — 5.4%
BCE Inc.	19,769	$472,177
HKT Trust & HKT Ltd.	214,808	317,652
Infrastrutture Wireless Italiane SpA	42,653	394,990 (a)
Orange SA	18,326	305,626
Telefonica SA	153,442	629,474
TELUS Corp.	78,761	1,039,421
Total Diversified Telecommunication Services		3,159,340
Wireless Telecommunication Services — 0.3%
Tele2 AB, Class B Shares	9,010	151,049

Total Communication Services		3,310,389
Consumer Discretionary — 10.0%
Automobile Components — 2.0%
Cie Generale des Etablissements Michelin SCA	8,211	273,005
Magna International Inc.	10,183	542,754
Niterra Co. Ltd.	8,200	360,498
Total Automobile Components		1,176,257
Automobiles — 6.2%
Honda Motor Co. Ltd.	36,800	360,616
Isuzu Motors Ltd.	49,300	767,280
Mercedes-Benz Group AG	10,625	749,586
Renault SA	25,602	1,065,018
Subaru Corp.	13,000	281,572
Yamaha Motor Co. Ltd.	51,000	377,266
Total Automobiles		3,601,338
Hotels, Restaurants & Leisure — 1.8%
MGM China Holdings Ltd.	265,200	446,685
Sands China Ltd.	35,600	89,646
Sodexo SA	9,299	477,257
Total Hotels, Restaurants & Leisure		1,013,588

Total Consumer Discretionary		5,791,183
Consumer Staples — 10.3%
Consumer Staples Distribution & Retail — 4.6%
Carrefour SA	91,970	1,537,042
J Sainsbury PLC	193,069	843,984
Kesko oyj, Class B Shares	13,209	298,632
Total Consumer Staples Distribution & Retail		2,679,658
Food Products — 1.8%
WH Group Ltd.	339,500	378,167 (a)
Wilmar International Ltd.	268,600	643,303
Total Food Products		1,021,470
Household Products — 0.3%
Reckitt Benckiser Group PLC	2,329	188,020
Tobacco — 3.6%
British American Tobacco PLC	14,977	848,902
Imperial Brands PLC	17,051	715,325
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Japan Tobacco Inc.	13,400	$482,159
Total Tobacco		2,046,386

Total Consumer Staples		5,935,534
Energy — 8.6%
Oil, Gas & Consumable Fuels — 8.6%
Enbridge Inc.	7,925	379,729
Eni SpA	15,895	301,300
OMV AG	18,165	1,013,787
Repsol SA	49,368	923,336
Santos Ltd.	43,843	180,390
TC Energy Corp.	4,386	241,834
Var Energi ASA	282,457	924,083
Whitecap Resources Inc.	105,430	884,512
Woodside Energy Group Ltd.	7,531	118,470

Total Energy		4,967,441
Financials — 32.0%
Banks — 17.0%
Banca Monte dei Paschi di Siena SpA	80,427	862,397
Banco BPM SpA	53,210	813,653
Bank of Nova Scotia	4,896	361,570
Banque Cantonale Vaudoise, Registered Shares	2,346	297,303
BNP Paribas SA	7,429	704,892
BPER Banca SpA	73,134	996,350
CaixaBank SA	42,466	520,936
Credit Agricole SA	48,076	990,924
Danske Bank A/S	24,582	1,231,497
DBS Group Holdings Ltd.	8,900	390,050
Mediobanca Banca di Credito Finanziario SpA	30,566	638,450
Svenska Handelsbanken AB, Class A Shares	77,979	1,136,425
Swedbank AB, Class A Shares	26,078	908,323
Total Banks		9,852,770
Capital Markets — 1.3%
Amundi SA	9,180	761,171 (a)
Financial Services — 5.3%
Edenred SE	11,849	263,153
Groupe Bruxelles Lambert NV	9,588	855,245
M&G PLC	333,540	1,284,870
Poste Italiane SpA	27,200	686,180 (a)
Total Financial Services		3,089,448
Insurance — 8.4%
Admiral Group PLC	7,106	303,560
ASR Nederland NV	5,355	381,250
Legal & General Group PLC	371,450	1,308,501
MS&AD Insurance Group Holdings Inc.	8,700	204,422
NN Group NV	9,843	759,962
Phoenix Group Holdings PLC	135,201	1,340,250
Swiss Re AG	650	108,996
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Tryg A/S	7,531	$197,168
Zurich Insurance Group AG	295	224,085
Total Insurance		4,828,194

Total Financials		18,531,583
Health Care — 5.0%
Health Care Providers & Services — 1.0%
Sonic Healthcare Ltd.	37,213	561,078
Pharmaceuticals — 4.0%
Astellas Pharma Inc.	60,000	801,174
Roche Holding AG, Vienna Stock Exchange	1,207	500,016
Sanofi SA	5,236	508,680
Takeda Pharmaceutical Co. Ltd.	17,200	530,556
Total Pharmaceuticals		2,340,426

Total Health Care		2,901,504
Industrials — 9.4%
Construction & Engineering — 1.9%
Bouygues SA	21,122	1,100,179
Ground Transportation — 2.0%
Ayvens SA	86,611	1,163,680 (a)
Industrial Conglomerates — 0.6%
Keppel Ltd.	39,800	320,319
Machinery — 1.5%
Volvo AB, Class B Shares	27,591	885,601
Marine Transportation — 3.4%
Kawasaki Kisen Kaisha Ltd.	49,300	685,976
Mitsui OSK Lines Ltd.	16,700	501,815
SITC International Holdings Co. Ltd.	218,000	780,302
Total Marine Transportation		1,968,093

Total Industrials		5,437,872
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
BE Semiconductor Industries NV	408	64,090

Materials — 7.1%
Chemicals — 1.7%
Evonik Industries AG	60,146	943,731
Metals & Mining — 4.1%
Fortescue Ltd.	41,854	614,306
Glencore PLC	62,169	339,959
Rio Tinto Ltd.	5,661	554,251
Rio Tinto PLC	10,727	864,835
Total Metals & Mining		2,373,351
Paper & Forest Products — 1.3%
UPM-Kymmene oyj	26,384	768,160

Total Materials		4,085,242
Real Estate — 1.9%
Real Estate Management & Development — 1.9%
Daito Trust Construction Co. Ltd.	19,125	364,332
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate Management & Development — continued
Henderson Land Development Co. Ltd.		132,000	$477,225
Sino Land Co. Ltd.		173,200	227,418

Total Real Estate			1,068,975
Utilities — 7.9%
Electric Utilities — 3.2%
EDP SA		121,105	556,838
Emera Inc.		4,760	234,883
Endesa SA		18,734	673,926
Enel SpA		38,301	399,311
Total Electric Utilities			1,864,958
Gas Utilities — 1.7%
APA Group		115,047	688,170
Snam SpA		47,957	318,564
Total Gas Utilities			1,006,734
Multi-Utilities — 2.5%
Engie SA		54,672	1,438,936
Water Utilities — 0.5%
United Utilities Group PLC		17,034	273,564

Total Utilities			4,584,192
Total Common Stocks (Cost — $52,527,960)			56,678,005
	Rate
Preferred Stocks — 1.6%
Consumer Discretionary — 1.6%
Automobiles — 1.6%
Volkswagen AG (Cost — $852,571)	6.142%	7,752	942,754 (b)
Total Investments before Short-Term Investments (Cost — $53,380,531)			57,620,759

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $13,896)	3.620%	13,896	13,896 (c)(d)(e)
Total Investments — 99.6% (Cost — $53,394,427)			57,634,655
Other Assets in Excess of Liabilities — 0.4%			240,474
Total Net Assets — 100.0%			$57,875,129

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of December 31, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $13,896 and the cost was $13,896 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 10.4%
Diversified Telecommunication Services — 1.6%
AT&T Inc.	35,711	$887,062
Verizon Communications Inc.	20,992	855,004
Total Diversified Telecommunication Services		1,742,066
Entertainment — 0.7%
Netflix Inc.	6,765	634,286 *
ROBLOX Corp., Class A Shares	1,066	86,378 *
Total Entertainment		720,664
Interactive Media & Services — 7.4%
Alphabet Inc., Class A Shares	10,004	3,131,252
Alphabet Inc., Class C Shares	8,651	2,714,684
Meta Platforms Inc., Class A Shares	3,417	2,255,527
Total Interactive Media & Services		8,101,463
Media — 0.7%
Comcast Corp., Class A Shares	20,213	604,167
Omnicom Group Inc.	1,763	142,362
Trade Desk Inc., Class A Shares	205	7,782 *
Total Media		754,311

Total Communication Services		11,318,504
Consumer Discretionary — 8.9%
Automobiles — 2.3%
Ford Motor Co.	22,099	289,939
Tesla Inc.	4,838	2,175,745 *
Total Automobiles		2,465,684
Broadline Retail — 3.7%
Amazon.com Inc.	16,482	3,804,375 *
eBay Inc.	779	67,851
MercadoLibre Inc.	63	126,899 *
Total Broadline Retail		3,999,125
Distributors — 0.1%
Genuine Parts Co.	779	95,786
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants Inc.	656	120,717
DoorDash Inc., Class A Shares	656	148,571 *
McDonald’s Corp.	902	275,678
Royal Caribbean Cruises Ltd.	164	45,743
Starbucks Corp.	6,601	555,870
Total Hotels, Restaurants & Leisure		1,146,579
Household Durables — 0.1%
Garmin Ltd.	820	166,337
Specialty Retail — 1.5%
Best Buy Co. Inc.	1,189	79,580
Carvana Co.	328	138,422 *
Home Depot Inc.	2,747	945,243
Lowe’s Cos. Inc.	1,148	276,852
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Tractor Supply Co.	2,911	$145,579
Total Specialty Retail		1,585,676
Textiles, Apparel & Luxury Goods — 0.2%
NIKE Inc., Class B Shares	3,034	193,296

Total Consumer Discretionary		9,652,483
Consumer Staples — 5.8%
Beverages — 1.7%
Coca-Cola Co.	9,307	650,652
Constellation Brands Inc., Class A Shares	574	79,189
Keurig Dr Pepper Inc.	6,478	181,449
PepsiCo Inc.	6,355	912,070
Total Beverages		1,823,360
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	369	318,203
Sysco Corp.	2,788	205,448
Target Corp.	2,460	240,465
Walmart Inc.	1,804	200,984
Total Consumer Staples Distribution & Retail		965,100
Food Products — 0.9%
Archer-Daniels-Midland Co.	2,624	150,854
General Mills Inc.	3,075	142,987
Hershey Co.	820	149,224
Kraft Heinz Co.	4,961	120,304
Mondelez International Inc., Class A Shares	5,043	271,465
Tyson Foods Inc., Class A Shares	1,558	91,330
Total Food Products		926,164
Household Products — 0.8%
Clorox Co.	738	74,413
Kimberly-Clark Corp.	1,968	198,551
Procter & Gamble Co.	4,428	634,577
Total Household Products		907,541
Personal Care Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	779	81,577
Kenvue Inc.	9,963	171,861
Total Personal Care Products		253,438
Tobacco — 1.3%
Altria Group Inc.	9,471	546,098
Philip Morris International Inc.	5,535	887,814
Total Tobacco		1,433,912

Total Consumer Staples		6,309,515
Energy — 4.7%
Energy Equipment & Services — 0.1%
Baker Hughes Co.	738	33,608
SLB Ltd.	1,312	50,355
Total Energy Equipment & Services		83,963
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	7,175	1,093,542
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
ConocoPhillips	3,690	$345,421
Coterra Energy Inc.	4,264	112,228
Diamondback Energy Inc.	1,025	154,088
EOG Resources Inc.	2,952	309,990
Exxon Mobil Corp.	11,685	1,406,173
Kinder Morgan Inc.	10,947	300,933
ONEOK Inc.	3,362	247,107
Phillips 66	2,214	285,695
Targa Resources Corp.	615	113,467
Tatneft PJSC	15,990	0 *(a)(b)(c)
Valero Energy Corp.	1,394	226,929
Williams Cos. Inc.	6,642	399,251
Total Oil, Gas & Consumable Fuels		4,994,824

Total Energy		5,078,787
Financials — 12.2%
Banks — 5.5%
Bank of America Corp.	14,719	809,545
Citigroup Inc.	7,052	822,898
Citizens Financial Group Inc.	2,378	138,899
East-West Bancorp Inc.	738	82,944
Fifth Third Bancorp	3,608	168,890
Huntington Bancshares Inc.	8,323	144,404
JPMorgan Chase & Co.	5,535	1,783,488
KeyCorp	5,043	104,087
M&T Bank Corp.	820	165,214
PNC Financial Services Group Inc.	2,091	436,454
Regions Financial Corp.	4,674	126,665
Truist Financial Corp.	6,970	342,994
US Bancorp	8,241	439,740
Wells Fargo & Co.	4,633	431,796
Total Banks		5,998,018
Capital Markets — 4.8%
Ares Management Corp., Class A Shares	1,066	172,297
Bank of New York Mellon Corp.	3,649	423,612
Blackrock Inc.	738	789,911
Blackstone Inc.	3,977	613,015
Carlyle Group Inc.	1,189	70,282
Charles Schwab Corp.	2,460	245,779
Coinbase Global Inc., Class A Shares	492	111,261 *
Goldman Sachs Group Inc.	697	612,663
KKR & Co. Inc.	1,435	182,934
Morgan Stanley	5,289	938,956
MSCI Inc.	410	235,229
Nasdaq Inc.	1,845	179,205
Northern Trust Corp.	1,025	140,005
Robinhood Markets Inc., Class A Shares	1,353	153,024 *
State Street Corp.	1,476	190,419
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
T. Rowe Price Group Inc.	1,189	$121,730
Total Capital Markets		5,180,322
Consumer Finance — 0.1%
Capital One Financial Corp.	369	89,431
Synchrony Financial	492	41,047
Total Consumer Finance		130,478
Financial Services — 0.7%
Apollo Global Management Inc.	1,476	213,666
Block Inc.	574	37,361 *
Corebridge Financial Inc.	1,435	43,294
Fidelity National Information Services Inc.	615	40,873
Visa Inc., Class A Shares	1,107	388,236
Total Financial Services		723,430
Insurance — 1.0%
Allstate Corp.	451	93,876
Cincinnati Financial Corp.	902	147,314
F&G Annuities & Life Inc.	86	2,653
Fidelity National Financial Inc.	1,517	82,813
MetLife Inc.	3,034	239,504
Principal Financial Group Inc.	1,230	108,498
Progressive Corp.	943	214,740
Prudential Financial Inc.	1,886	212,892
Total Insurance		1,102,290
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc.	3,854	86,176

Total Financials		13,220,714
Health Care — 8.7%
Biotechnology — 2.1%
AbbVie Inc.	4,715	1,077,330
Amgen Inc.	2,419	791,763
Gilead Sciences Inc.	3,485	427,749
Total Biotechnology		2,296,842
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	3,157	395,540
Becton Dickinson & Co.	41	7,957
Intuitive Surgical Inc.	164	92,883 *
Medtronic PLC	5,781	555,323
Total Health Care Equipment & Supplies		1,051,703
Health Care Providers & Services — 1.0%
CVS Health Corp.	7,011	556,393
UnitedHealth Group Inc.	1,804	595,519
Total Health Care Providers & Services		1,151,912
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	10,783	581,635
Eli Lilly & Co.	1,394	1,498,104
Johnson & Johnson	5,945	1,230,318
Merck & Co. Inc.	8,405	884,710
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Pfizer Inc.	31,447	$783,030
Total Pharmaceuticals		4,977,797

Total Health Care		9,478,254
Industrials — 5.5%
Aerospace & Defense — 0.6%
Axon Enterprise Inc.	220	124,945 *
General Electric Co.	369	113,663
Rocket Lab Corp.	451	31,462 *
RTX Corp.	1,886	345,892
Total Aerospace & Defense		615,962
Air Freight & Logistics — 0.6%
FedEx Corp.	984	284,238
United Parcel Service Inc., Class B Shares	4,100	406,679
Total Air Freight & Logistics		690,917
Building Products — 0.4%
Carrier Global Corp.	1,722	90,990
Johnson Controls International PLC	1,517	181,661
Lennox International Inc.	82	39,818
Trane Technologies PLC	287	111,700
Total Building Products		424,169
Commercial Services & Supplies — 0.0%††
Cintas Corp.	41	7,711
Electrical Equipment — 1.3%
Bloom Energy Corp., Class A Shares	451	39,187 *
Eaton Corp. PLC	820	261,178
Emerson Electric Co.	2,091	277,518
GE Vernova Inc.	492	321,556
Hubbell Inc.	287	127,460
Rockwell Automation Inc.	615	239,278
Vertiv Holdings Co., Class A Shares	1,066	172,703
Total Electrical Equipment		1,438,880
Ground Transportation — 0.8%
Norfolk Southern Corp.	1,230	355,125
Uber Technologies Inc.	2,214	180,906 *
Union Pacific Corp.	1,271	294,008
Total Ground Transportation		830,039
Industrial Conglomerates — 0.3%
3M Co.	820	131,282
Honeywell International Inc.	902	175,971
Total Industrial Conglomerates		307,253
Machinery — 0.8%
Cummins Inc.	656	334,855
Illinois Tool Works Inc.	1,640	403,932
Snap-on Inc.	287	98,900
Total Machinery		837,687
Passenger Airlines — 0.1%
Southwest Airlines Co.	2,378	98,283
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 0.3%
Automatic Data Processing Inc.	656	$168,743
Paychex Inc.	1,804	202,373
Total Professional Services		371,116
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,314	253,381
Ferguson Enterprises Inc.	82	18,255
Watsco Inc.	205	69,075
Total Trading Companies & Distributors		340,711

Total Industrials		5,962,728
Information Technology — 36.1%
Communications Equipment — 1.2%
Arista Networks Inc.	1,763	231,006 *
Cisco Systems Inc.	14,022	1,080,114
Total Communications Equipment		1,311,120
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	2,583	349,067
CDW Corp.	328	44,674
Corning Inc.	3,690	323,096
TE Connectivity PLC	1,271	289,165
Total Electronic Equipment, Instruments & Components		1,006,002
IT Services — 1.6%
Accenture PLC, Class A Shares	2,255	605,016
Cloudflare Inc., Class A Shares	738	145,497 *
International Business Machines Corp.	2,706	801,544
MongoDB Inc.	82	34,415 *
Okta Inc.	287	24,817 *
Snowflake Inc., Class A Shares	615	134,906 *
Total IT Services		1,746,195
Semiconductors & Semiconductor Equipment — 15.2%
Advanced Micro Devices Inc.	2,665	570,736 *
Analog Devices Inc.	2,255	611,556
Applied Materials Inc.	1,599	410,927
Astera Labs Inc.	123	20,462 *
Broadcom Inc.	8,651	2,994,111
Credo Technology Group Holding Ltd.	369	53,095 *
Entegris Inc.	492	41,451
Intel Corp.	7,585	279,887 *
KLA Corp.	345	419,203
Lam Research Corp.	3,157	540,415
Marvell Technology Inc.	1,804	153,304
Microchip Technology Inc.	2,419	154,139
Micron Technology Inc.	1,558	444,669
Monolithic Power Systems Inc.	205	185,804
NVIDIA Corp.	41,656	7,768,844
NXP Semiconductors NV	1,148	249,185
QUALCOMM Inc.	5,043	862,605
Teradyne Inc.	205	39,680
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Texas Instruments Inc.	4,592	$796,666
Total Semiconductors & Semiconductor Equipment		16,596,739
Software — 9.7%
AppLovin Corp., Class A Shares	410	276,266 *
Atlassian Corp., Class A Shares	369	59,830 *
Autodesk Inc.	164	48,546 *
Bentley Systems Inc., Class B Shares	779	29,730
Cadence Design Systems Inc.	369	115,342 *
CrowdStrike Holdings Inc., Class A Shares	615	288,287 *
Datadog Inc., Class A Shares	615	83,634 *
Fortinet Inc.	943	74,884 *
Gen Digital Inc.	2,009	54,625
HubSpot Inc.	123	49,360 *
Intuit Inc.	533	353,070
Microsoft Corp.	13,858	6,702,006
Oracle Corp.	3,034	591,357
Palantir Technologies Inc., Class A Shares	4,141	736,063 *
Palo Alto Networks Inc.	1,189	219,014 *
Salesforce Inc.	1,476	391,007
ServiceNow Inc.	1,804	276,355 *
Strategy Inc.	410	62,299 *
Synopsys Inc.	41	19,258 *
Workday Inc., Class A Shares	164	35,224 *
Zscaler Inc.	287	64,552 *
Total Software		10,530,709
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	26,732	7,267,362
Dell Technologies Inc., Class C Shares	1,107	139,349
Hewlett Packard Enterprise Co.	6,765	162,495
HP Inc.	5,125	114,185
NetApp Inc.	1,025	109,767
Seagate Technology Holdings PLC	984	270,984
Super Micro Computer Inc.	984	28,802 *
Western Digital Corp.	123	21,189
Total Technology Hardware, Storage & Peripherals		8,114,133

Total Information Technology		39,304,898
Materials — 1.1%
Chemicals — 0.6%
Air Products & Chemicals Inc.	1,025	253,196
Dow Inc.	4,059	94,899
DuPont de Nemours Inc.	2,255	90,651
LyondellBasell Industries NV, Class A Shares	1,681	72,787
PPG Industries Inc.	1,271	130,227
Total Chemicals		641,760
Containers & Packaging — 0.4%
Amcor PLC	13,079	109,079
International Paper Co.	2,952	116,279
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — continued
Packaging Corp. of America	492	$101,465
Smurfit WestRock PLC	2,829	109,398
Total Containers & Packaging		436,221
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	492	24,988
Southern Copper Corp.	451	64,705
Total Metals & Mining		89,693

Total Materials		1,167,674
Real Estate — 3.9%
Diversified REITs — 0.1%
WP Carey Inc.	1,230	79,163
Health Care REITs — 0.1%
Ventas Inc.	1,722	133,248
Industrial REITs — 0.6%
Prologis Inc.	5,248	669,960
Residential REITs — 0.6%
AvalonBay Communities Inc.	779	141,240
Equity Residential	1,927	121,478
Essex Property Trust Inc.	369	96,560
Invitation Homes Inc.	3,198	88,872
Mid-America Apartment Communities Inc.	656	91,125
Sun Communities Inc.	615	76,205
Total Residential REITs		615,480
Retail REITs — 0.6%
Kimco Realty Corp.	3,936	79,783
Realty Income Corp.	4,961	279,652
Simon Property Group Inc.	1,886	349,117
Total Retail REITs		708,552
Specialized REITs — 1.9%
American Tower Corp.	2,542	446,299
Crown Castle Inc.	2,296	204,045
Digital Realty Trust Inc.	1,763	272,754
Equinix Inc.	451	345,538
Extra Space Storage Inc.	1,189	154,832
Iron Mountain Inc.	1,681	139,439
Public Storage	902	234,069
VICI Properties Inc.	5,986	168,326
Weyerhaeuser Co.	3,813	90,330
Total Specialized REITs		2,055,632

Total Real Estate		4,262,035
Utilities — 2.6%
Electric Utilities — 1.8%
Alliant Energy Corp.	1,517	98,620
American Electric Power Co. Inc.	2,870	330,940
Constellation Energy Corp.	328	115,873
Duke Energy Corp.	1,312	153,779
Edison International	2,255	135,345
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electric Utilities — continued
	Entergy Corp.	1,025	$94,741
	Evergy Inc.	1,353	98,079
	Eversource Energy	1,968	132,505
	Exelon Corp.	6,109	266,291
	FirstEnergy Corp.	3,075	137,668
	NextEra Energy Inc.	3,157	253,444
	Southern Co.	410	35,752
	Xcel Energy Inc.	902	66,622
Total Electric Utilities			1,919,659
Independent Power and Renewable Electricity Producers — 0.0%††
	Vistra Corp.	369	59,531
Multi-Utilities — 0.8%
	Consolidated Edison Inc.	574	57,010
	Dominion Energy Inc.	5,084	297,871
	NiSource Inc.	246	10,273
	Public Service Enterprise Group Inc.	1,722	138,276
	Sempra	2,337	206,334
	WEC Energy Group Inc.	1,845	194,574
Total Multi-Utilities			904,338

Total Utilities			2,883,528
Total Investments before Short-Term Investments (Cost — $92,828,824)			108,639,120
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $31,071)	3.620%	31,071	31,071 (d)(e)(f)
Total Investments — 99.9% (Cost — $92,859,895)			108,670,191
Other Assets in Excess of Liabilities — 0.1%			113,567
Total Net Assets — 100.0%			$108,783,758

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $31,071 and the cost was $31,071 (Note 2).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	2	3/26	$68,792	$68,925	$133
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 7.8%
Diversified Telecommunication Services — 5.6%
AT&T Inc.	10,000	$248,400
Verizon Communications Inc.	67,000	2,728,910
Total Diversified Telecommunication Services		2,977,310
Media — 2.2%
Comcast Corp., Class A Shares	19,800	591,822
Omnicom Group Inc.	6,840	552,330
Total Media		1,144,152

Total Communication Services		4,121,462
Consumer Discretionary — 6.7%
Automobiles — 3.2%
Ford Motor Co.	127,120	1,667,814
Distributors — 0.1%
Genuine Parts Co.	440	54,102
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	400	73,608
McDonald’s Corp.	160	48,901
Total Hotels, Restaurants & Leisure		122,509
Household Durables — 0.2%
Lennar Corp., Class A Shares	440	45,232
PulteGroup Inc.	400	46,904
Total Household Durables		92,136
Specialty Retail — 3.0%
Best Buy Co. Inc.	21,400	1,432,302
Carvana Co.	290	122,386 *
Home Depot Inc.	160	55,056
Total Specialty Retail		1,609,744

Total Consumer Discretionary		3,546,305
Consumer Staples — 15.6%
Beverages — 0.2%
Brown-Forman Corp., Class B Shares	1,760	45,866
PepsiCo Inc.	360	51,667
Total Beverages		97,533
Consumer Staples Distribution & Retail — 1.8%
Target Corp.	9,640	942,310
Food Products — 7.2%
General Mills Inc.	22,800	1,060,200
Kraft Heinz Co.	110,480	2,679,140
Tyson Foods Inc., Class A Shares	920	53,930
Total Food Products		3,793,270
Household Products — 0.1%
Kimberly-Clark Corp.	520	52,463
Personal Care Products — 1.2%
Estee Lauder Cos. Inc., Class A Shares	520	54,454
Kenvue Inc.	34,880	601,680
Total Personal Care Products		656,134
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 5.1%
Altria Group Inc.	45,880	$2,645,441
Philip Morris International Inc.	360	57,744
Total Tobacco		2,703,185

Total Consumer Staples		8,244,895
Energy — 9.1%
Energy Equipment & Services — 0.1%
Halliburton Co.	1,840	51,998
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	7,720	1,176,605
ConocoPhillips	560	52,422
Coterra Energy Inc.	2,040	53,693
Devon Energy Corp.	1,440	52,747
EOG Resources Inc.	480	50,405
Exxon Mobil Corp.	440	52,949
Kinder Morgan Inc.	33,960	933,560
ONEOK Inc.	29,040	2,134,440
Phillips 66	1,120	144,525
Valero Energy Corp.	320	52,093
Williams Cos. Inc.	880	52,897
Total Oil, Gas & Consumable Fuels		4,756,336

Total Energy		4,808,334
Financials — 22.5%
Banks — 9.8%
Citigroup Inc.	480	56,012
Citizens Financial Group Inc.	920	53,737
Fifth Third Bancorp	1,120	52,427
Huntington Bancshares Inc.	34,040	590,594
KeyCorp	64,800	1,337,472
M&T Bank Corp.	240	48,355
Regions Financial Corp.	39,280	1,064,488
Truist Financial Corp.	27,200	1,338,512
US Bancorp	11,760	627,514
Total Banks		5,169,111
Capital Markets — 8.6%
Ares Management Corp., Class A Shares	1,600	258,608
Blackstone Inc.	2,520	388,433
CME Group Inc.	5,440	1,485,555
Coinbase Global Inc., Class A Shares	640	144,730 *
Morgan Stanley	280	49,708
Northern Trust Corp.	400	54,636
Robinhood Markets Inc., Class A Shares	5,000	565,500 *
T. Rowe Price Group Inc.	15,960	1,633,985
Total Capital Markets		4,581,155
Consumer Finance — 0.8%
SoFi Technologies Inc.	15,480	405,266 *
Financial Services — 0.1%
Affirm Holdings Inc.	800	59,544 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 3.2%
Principal Financial Group Inc.	600	$52,926
Prudential Financial Inc.	14,360	1,620,957
Total Insurance		1,673,883

Total Financials		11,888,959
Health Care — 10.5%
Biotechnology — 0.3%
AbbVie Inc.	240	54,837
Amgen Inc.	160	52,370
Gilead Sciences Inc.	440	54,006
Total Biotechnology		161,213
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	560	53,794
Health Care Providers & Services — 1.0%
Centene Corp.	1,320	54,318 *
CVS Health Corp.	2,840	225,382
UnitedHealth Group Inc.	800	264,088
Total Health Care Providers & Services		543,788
Pharmaceuticals — 9.1%
Bristol-Myers Squibb Co.	38,840	2,095,029
Johnson & Johnson	240	49,668
Merck & Co. Inc.	560	58,946
Pfizer Inc.	104,480	2,601,552
Total Pharmaceuticals		4,805,195

Total Health Care		5,563,990
Industrials — 9.2%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	120	58,041
Rocket Lab Corp.	8,120	566,451 *
Total Aerospace & Defense		624,492
Air Freight & Logistics — 5.0%
United Parcel Service Inc., Class B Shares	26,840	2,662,259
Electrical Equipment — 1.1%
Bloom Energy Corp., Class A Shares	5,920	514,389 *
Vertiv Holdings Co., Class A Shares	320	51,843
Total Electrical Equipment		566,232
Machinery — 1.2%
PACCAR Inc.	5,760	630,778
Passenger Airlines — 0.1%
Southwest Airlines Co.	1,320	54,556
Professional Services — 0.5%
Jacobs Solutions Inc.	400	52,984
Paychex Inc.	2,080	233,334
Total Professional Services		286,318
Trading Companies & Distributors — 0.1%
Fastenal Co.	1,280	51,366

Total Industrials		4,876,001
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Information Technology — 8.1%
IT Services — 0.4%
	CoreWeave Inc., Class A Shares	3,160	$226,288 *
Semiconductors & Semiconductor Equipment — 2.4%
	Credo Technology Group Holding Ltd.	2,640	379,870 *
	Microchip Technology Inc.	12,720	810,518
	QUALCOMM Inc.	280	47,894
	Texas Instruments Inc.	280	48,577
Total Semiconductors & Semiconductor Equipment			1,286,859
Software — 1.3%
	AppLovin Corp., Class A Shares	427	287,721 *
	Palantir Technologies Inc., Class A Shares	2,320	412,380 *
Total Software			700,101
Technology Hardware, Storage & Peripherals — 4.0%
	HP Inc.	51,480	1,146,974
	IonQ Inc.	11,640	522,287 *
	Sandisk Corp.	1,360	322,837 *
	Super Micro Computer Inc.	3,840	112,397 *
Total Technology Hardware, Storage & Peripherals			2,104,495

Total Information Technology			4,317,743
Materials — 3.5%
Chemicals — 3.3%
	Dow Inc.	14,560	340,413
	LyondellBasell Industries NV, Class A Shares	33,000	1,428,900
Total Chemicals			1,769,313
Containers & Packaging — 0.1%
	Amcor PLC	6,480	54,043
Metals & Mining — 0.1%
	Newmont Corp.	560	55,916

Total Materials			1,879,272
Utilities — 6.7%
Electric Utilities — 6.4%
	Edison International	40,760	2,446,415
	Eversource Energy	13,520	910,302
Total Electric Utilities			3,356,717
Multi-Utilities — 0.3%
	Dominion Energy Inc.	2,960	173,426

Total Utilities			3,530,143
Total Investments before Short-Term Investments (Cost — $50,848,288)			52,777,104
	Rate
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $24,076)	3.620%	24,076	24,076 (a)(b)(c)
Total Investments — 99.8% (Cost — $50,872,364)			52,801,180
Other Assets in Excess of Liabilities — 0.2%			120,556
Total Net Assets — 100.0%			$52,921,736

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Dividend Booster Index ETF
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $24,076 and the cost was $24,076 (Note 2).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	2	3/26	$68,792	$68,925	$133
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 11.7%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	658,424	$16,355,252
Verizon Communications Inc.	402,262	16,384,131
Total Diversified Telecommunication Services		32,739,383
Entertainment — 0.4%
Electronic Arts Inc.	18,506	3,781,331
Warner Bros. Discovery Inc.	118,828	3,424,623 *
Total Entertainment		7,205,954
Interactive Media & Services — 8.9%
Alphabet Inc., Class A Shares	191,391	59,905,383
Alphabet Inc., Class C Shares	155,840	48,902,592
Match Group Inc.	50,648	1,635,424
Meta Platforms Inc., Class A Shares	60,875	40,182,979
Total Interactive Media & Services		150,626,378
Media — 0.3%
Fox Corp., Class A Shares	25,811	1,886,010
Fox Corp., Class B Shares	28,733	1,865,634
Nexstar Media Group Inc.	8,766	1,779,936
Total Media		5,531,580
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	31,655	1,754,953

Total Communication Services		197,858,248
Consumer Discretionary — 12.4%
Automobile Components — 0.2%
BorgWarner Inc.	39,447	1,777,482
Lear Corp.	15,584	1,785,926
Total Automobile Components		3,563,408
Automobiles — 2.0%
General Motors Co.	94,478	7,682,951
Tesla Inc.	58,927	26,500,650 *
Total Automobiles		34,183,601
Broadline Retail — 3.5%
Amazon.com Inc.	224,020	51,708,297 *
Dillard’s Inc., Class A Shares	2,435	1,476,438
eBay Inc.	48,213	4,199,352
Macy’s Inc.	75,485	1,664,444
Total Broadline Retail		59,048,531
Diversified Consumer Services — 0.1%
ADT Inc.	204,540	1,650,638
Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp.	20,454	1,743,499
Expedia Group Inc.	11,688	3,311,327
Las Vegas Sands Corp.	24,837	1,616,640
McDonald’s Corp.	54,057	16,521,441
Royal Caribbean Cruises Ltd.	24,350	6,791,702
Travel + Leisure Co.	24,350	1,717,406
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Wendy’s Co.	196,748	$1,638,911
Yum! Brands Inc.	24,837	3,757,341
Total Hotels, Restaurants & Leisure		37,098,267
Household Durables — 0.3%
PulteGroup Inc.	14,610	1,713,169
Somnigroup International Inc.	18,506	1,652,216
TopBuild Corp.	3,896	1,625,372 *
Total Household Durables		4,990,757
Specialty Retail — 3.8%
AutoZone Inc.	1,325	4,493,737 *
Best Buy Co. Inc.	21,428	1,434,176
Five Below Inc.	10,227	1,926,358 *
Home Depot Inc.	65,258	22,455,278
O’Reilly Automotive Inc.	79,381	7,240,341 *
Ross Stores Inc.	14,610	2,631,845
TJX Cos. Inc.	112,984	17,355,472
Ulta Beauty Inc.	4,383	2,651,759 *
Wayfair Inc., Class A Shares	15,097	1,515,890 *
Williams-Sonoma Inc.	12,662	2,261,307
Total Specialty Retail		63,966,163
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp.	4,870	1,722,081
Tapestry Inc.	21,915	2,800,079
Total Textiles, Apparel & Luxury Goods		4,522,160

Total Consumer Discretionary		209,023,525
Consumer Staples — 2.8%
Beverages — 0.4%
Coca-Cola Consolidated Inc.	10,227	1,567,799
Monster Beverage Corp.	61,362	4,704,624 *
Total Beverages		6,272,423
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp.	17,532	2,327,724
Food Products — 0.3%
Bunge Global SA	17,532	1,561,751
Flowers Foods Inc.	155,353	1,690,241
Seaboard Corp.	386	1,715,700
Total Food Products		4,967,692
Tobacco — 2.0%
Altria Group Inc.	208,436	12,018,420
Philip Morris International Inc.	133,438	21,403,455
Total Tobacco		33,421,875

Total Consumer Staples		46,989,714
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
APA Corp.	67,206	1,643,859
Civitas Resources Inc.	57,466	1,556,754
Devon Energy Corp.	60,388	2,212,012
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
EOG Resources Inc.	46,752	$4,909,428
HF Sinclair Corp.	32,142	1,481,103
Matador Resources Co.	39,934	1,694,799

Total Energy		13,497,955
Financials — 12.5%
Banks — 2.8%
Citigroup Inc.	202,592	23,640,460
Citizens Financial Group Inc.	31,168	1,820,523
JPMorgan Chase & Co.	69,154	22,282,802
Total Banks		47,743,785
Capital Markets — 3.9%
Affiliated Managers Group Inc.	6,331	1,825,101
Bank of New York Mellon Corp.	72,076	8,367,303
Evercore Inc., Class A Shares	5,357	1,822,719
Goldman Sachs Group Inc.	21,428	18,835,212
Invesco Ltd.	69,154	1,816,676
Lazard Inc.	33,603	1,631,762
Moody’s Corp.	15,584	7,961,086
Morgan Stanley	82,790	14,697,709
Northern Trust Corp.	17,532	2,394,696
SEI Investments Co.	20,941	1,717,581
State Street Corp.	20,454	2,638,770
T. Rowe Price Group Inc.	18,019	1,844,785
Total Capital Markets		65,553,400
Consumer Finance — 0.5%
OneMain Holdings Inc.	27,272	1,842,224
SoFi Technologies Inc.	87,173	2,282,189 *
Synchrony Financial	42,856	3,575,476
Total Consumer Finance		7,699,889
Financial Services — 4.8%
Berkshire Hathaway Inc., Class B Shares	35,551	17,869,710 *
Mastercard Inc., Class A Shares	49,187	28,079,875
MGIC Investment Corp.	59,414	1,736,077
Visa Inc., Class A Shares	90,095	31,597,217
Western Union Co.	192,365	1,790,918
Total Financial Services		81,073,797
Insurance — 0.3%
Lincoln National Corp.	40,421	1,799,947
Loews Corp.	15,584	1,641,151
Old Republic International Corp.	36,038	1,644,774
Total Insurance		5,085,872
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management Inc.	73,050	1,633,398
Rithm Capital Corp.	147,074	1,603,107
Total Mortgage Real Estate Investment Trusts (REITs)		3,236,505

Total Financials		210,393,248
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 10.6%
Biotechnology — 3.0%
AbbVie Inc.	113,958	$26,038,263
Exelixis Inc.	38,473	1,686,272 *
Gilead Sciences Inc.	116,880	14,345,851
Halozyme Therapeutics Inc.	23,863	1,605,980 *
Incyte Corp.	18,019	1,779,737 *
Regeneron Pharmaceuticals Inc.	4,870	3,759,007
United Therapeutics Corp.	3,409	1,661,035 *
Total Biotechnology		50,876,145
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	154,866	19,403,161
IDEXX Laboratories Inc.	8,279	5,600,992 *
Medtronic PLC	115,906	11,133,930
ResMed Inc.	13,636	3,284,503
Total Health Care Equipment & Supplies		39,422,586
Health Care Providers & Services — 1.5%
Cardinal Health Inc.	23,863	4,903,847
Cencora Inc.	8,279	2,796,232
CVS Health Corp.	82,303	6,531,566
HCA Healthcare Inc.	15,097	7,048,186
Quest Diagnostics Inc.	10,714	1,859,200
Universal Health Services Inc., Class B Shares	6,818	1,486,460
Total Health Care Providers & Services		24,625,491
Life Sciences Tools & Services — 0.2%
Medpace Holdings Inc.	3,409	1,914,665 *
Mettler-Toledo International Inc.	1,143	1,593,559 *
Total Life Sciences Tools & Services		3,508,224
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	184,573	9,955,868
Corcept Therapeutics Inc.	21,428	745,694 *
Eli Lilly & Co.	11,201	12,037,491
Johnson & Johnson	136,847	28,320,487
Organon & Co.	219,150	1,571,305
Pfizer Inc.	256,162	6,378,434
Royalty Pharma PLC, Class A Shares	42,369	1,637,138
Total Pharmaceuticals		60,646,417

Total Health Care		179,078,863
Industrials — 8.9%
Aerospace & Defense — 2.0%
BWX Technologies Inc.	9,253	1,599,288
Curtiss-Wright Corp.	3,896	2,147,748
General Dynamics Corp.	18,506	6,230,230
Howmet Aerospace Inc.	41,395	8,486,803
Huntington Ingalls Industries Inc.	5,357	1,821,755
RTX Corp.	60,875	11,164,475
Woodward Inc.	6,331	1,913,988
Total Aerospace & Defense		33,364,287
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	13,149	$2,113,833
Expeditors International of Washington Inc.	11,688	1,741,629
Total Air Freight & Logistics		3,855,462
Building Products — 0.7%
Allegion PLC	9,740	1,550,803
Armstrong World Industries Inc.	8,766	1,675,183
Johnson Controls International PLC	51,135	6,123,416
Lennox International Inc.	3,409	1,655,342
Total Building Products		11,004,744
Commercial Services & Supplies — 0.1%
Rollins Inc.	27,759	1,666,095
Construction & Engineering — 0.7%
Comfort Systems USA Inc.	4,383	4,090,610
EMCOR Group Inc.	4,383	2,681,476
Quanta Services Inc.	9,740	4,110,864
Valmont Industries Inc.	3,896	1,567,439
Total Construction & Engineering		12,450,389
Electrical Equipment — 0.1%
nVent Electric PLC	15,584	1,589,100
Ground Transportation — 0.9%
Ryder System Inc.	9,740	1,864,139
Uber Technologies Inc.	160,223	13,091,821 *
Total Ground Transportation		14,955,960
Machinery — 3.0%
Caterpillar Inc.	38,960	22,319,015
Cummins Inc.	6,818	3,480,248
Donaldson Co. Inc.	18,993	1,683,919
Illinois Tool Works Inc.	26,785	6,597,146
Lincoln Electric Holdings Inc.	7,305	1,750,570
Mueller Industries Inc.	15,097	1,733,136
Oshkosh Corp.	13,149	1,651,909
Parker-Hannifin Corp.	11,688	10,273,285
Snap-on Inc.	4,797	1,653,046
Total Machinery		51,142,274
Passenger Airlines — 0.4%
Delta Air Lines Inc.	45,778	3,176,993
United Airlines Holdings Inc.	31,168	3,485,206 *
Total Passenger Airlines		6,662,199
Professional Services — 0.2%
Concentrix Corp.	46,752	1,943,948
Leidos Holdings Inc.	10,227	1,844,951
Total Professional Services		3,788,899
Trading Companies & Distributors — 0.6%
Air Lease Corp.	26,298	1,689,120
Fastenal Co.	126,620	5,081,261
Ferguson Enterprises Inc.	8,766	1,951,575
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
MSC Industrial Direct Co. Inc., Class A Shares	18,993	$1,597,311
Total Trading Companies & Distributors		10,319,267

Total Industrials		150,798,676
Information Technology — 35.1%
Communications Equipment — 2.5%
Arista Networks Inc.	112,497	14,740,482 *
Ciena Corp.	8,279	1,936,210 *
Cisco Systems Inc.	305,836	23,558,547
Ubiquiti Inc.	2,922	1,616,888
Total Communications Equipment		41,852,127
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A Shares	131,003	17,703,746
Corning Inc.	84,738	7,419,659
Flex Ltd.	31,168	1,883,171 *
TD SYNNEX Corp.	11,201	1,682,726
Total Electronic Equipment, Instruments & Components		28,689,302
IT Services — 0.1%
Amdocs Ltd.	21,915	1,764,377
Semiconductors & Semiconductor Equipment — 14.8%
Amkor Technology Inc.	46,265	1,826,542
Applied Materials Inc.	39,447	10,137,485
Broadcom Inc.	133,985	46,372,209
KLA Corp.	12,175	14,793,599
Lam Research Corp.	125,646	21,508,082
Micron Technology Inc.	62,823	17,930,312
Monolithic Power Systems Inc.	4,383	3,972,576
NVIDIA Corp.	596,575	111,261,237
QUALCOMM Inc.	110,549	18,909,406
Skyworks Solutions Inc.	25,324	1,605,795
Teradyne Inc.	9,253	1,791,011
Total Semiconductors & Semiconductor Equipment		250,108,254
Software — 8.5%
AppLovin Corp., Class A Shares	18,019	12,141,563 *
Dropbox Inc., Class A Shares	56,492	1,570,478 *
Fortinet Inc.	58,440	4,640,720 *
Microsoft Corp.	201,618	97,506,497
Palantir Technologies Inc., Class A Shares	149,022	26,488,661 *
Pegasystems Inc.	30,681	1,832,269
Total Software		144,180,188
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	438,300	119,156,238
Hewlett Packard Enterprise Co.	120,776	2,901,040
HP Inc.	92,530	2,061,568
NetApp Inc.	19,480	2,086,113
Total Technology Hardware, Storage & Peripherals		126,204,959

Total Information Technology		592,799,207
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 1.7%
Chemicals — 0.2%
CF Industries Holdings Inc.	21,428	$1,657,242
NewMarket Corp.	2,435	1,673,478
Total Chemicals		3,330,720
Containers & Packaging — 0.2%
Sealed Air Corp.	39,447	1,634,289
Sonoco Products Co.	39,934	1,742,720
Total Containers & Packaging		3,377,009
Metals & Mining — 1.3%
Anglogold Ashanti PLC	47,726	4,070,073
Newmont Corp.	119,802	11,962,230
Royal Gold Inc.	8,279	1,840,339
Southern Copper Corp.	13,149	1,886,487
Steel Dynamics Inc.	13,149	2,228,098
Total Metals & Mining		21,987,227

Total Materials		28,694,956
Real Estate — 2.3%
Diversified REITs — 0.1%
WP Carey Inc.	24,837	1,598,509
Health Care REITs — 0.8%
Medical Properties Trust Inc.	293,174	1,465,870
Omega Healthcare Investors Inc.	37,012	1,641,112
Welltower Inc.	61,362	11,389,401
Total Health Care REITs		14,496,383
Industrial REITs — 0.1%
Rexford Industrial Realty Inc.	40,421	1,565,101
Office REITs — 0.4%
Cousins Properties Inc.	65,745	1,694,906
Highwoods Properties Inc.	60,875	1,571,792
Kilroy Realty Corp.	38,473	1,437,736
Vornado Realty Trust	45,778	1,523,492
Total Office REITs		6,227,926
Retail REITs — 0.5%
Agree Realty Corp.	22,402	1,613,616
NNN REIT Inc.	40,908	1,621,184
Realty Income Corp.	89,121	5,023,751
Total Retail REITs		8,258,551
Specialized REITs — 0.4%
EPR Properties	32,142	1,603,886
Gaming and Leisure Properties Inc.	38,960	1,741,122
VICI Properties Inc.	109,088	3,067,555
Total Specialized REITs		6,412,563

Total Real Estate		38,559,033
Utilities — 1.1%
Electric Utilities — 0.7%
American Electric Power Co. Inc.	25,811	2,976,266
Entergy Corp.	41,882	3,871,153
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electric Utilities — continued
	Evergy Inc.	22,889	$1,659,224
	NRG Energy Inc.	17,532	2,791,796
Total Electric Utilities			11,298,439
Gas Utilities — 0.3%
	Atmos Energy Corp.	14,123	2,367,439
	National Fuel Gas Co.	20,454	1,637,547
	UGI Corp.	42,856	1,604,100
Total Gas Utilities			5,609,086
Independent Power and Renewable Electricity Producers — 0.1%
	AES Corp.	120,289	1,724,944

Total Utilities			18,632,469
Total Investments before Short-Term Investments (Cost — $1,284,137,210)			1,686,325,894
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $739,181)	3.620%	739,181	739,181 (a)(b)(c)
Total Investments — 99.9% (Cost — $1,284,876,391)			1,687,065,075
Other Assets in Excess of Liabilities — 0.1%			1,120,058
Total Net Assets — 100.0%			$1,688,185,133

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $739,181 and the cost was $739,181 (Note 2).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	3	3/26	$1,031,818	$1,033,875	$2,057
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 3.5%
Entertainment — 1.0%
Electronic Arts Inc.	86,380	$17,650,025
Interactive Media & Services — 0.4%
Pinterest Inc., Class A Shares	290,607	7,523,815 *
Media — 1.9%
Fox Corp., Class A Shares	128,336	9,377,511
Fox Corp., Class B Shares	75,274	4,887,541
Nexstar Media Group Inc.	12,957	2,630,919
Omnicom Group Inc.	180,781	14,598,066
Sirius XM Holdings Inc.	53,679	1,073,312
Total Media		32,567,349
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA	53,679	2,975,964

Total Communication Services		60,717,153
Consumer Discretionary — 18.4%
Automobile Components — 0.2%
Lear Corp.	23,446	2,686,912
Broadline Retail — 1.5%
Dillard’s Inc., Class A Shares	1,851	1,122,335
eBay Inc.	211,014	18,379,319
Etsy Inc.	48,126	2,668,106 *
Macy’s Inc.	215,333	4,748,093
Total Broadline Retail		26,917,853
Distributors — 1.2%
Genuine Parts Co.	91,933	11,304,082
LKQ Corp.	175,845	5,310,519
Pool Corp.	20,978	4,798,717
Total Distributors		21,413,318
Diversified Consumer Services — 0.6%
Duolingo Inc.	16,659	2,923,654 *
Grand Canyon Education Inc.	17,276	2,873,172 *
H&R Block Inc.	95,635	4,167,773
Total Diversified Consumer Services		9,964,599
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	17,893	1,525,199
Darden Restaurants Inc.	50,594	9,310,308
Expedia Group Inc.	68,487	19,403,052
Texas Roadhouse Inc.	56,764	9,422,824
Wendy’s Co.	122,166	1,017,643
Yum! Brands Inc.	114,145	17,267,856
Total Hotels, Restaurants & Leisure		57,946,882
Household Durables — 3.1%
Garmin Ltd.	89,465	18,147,975
NVR Inc.	1,615	11,777,824 *
PulteGroup Inc.	117,847	13,818,739
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Somnigroup International Inc.	120,315	$10,741,723
Total Household Durables		54,486,261
Leisure Products — 0.1%
YETI Holdings Inc.	35,169	1,553,415 *
Specialty Retail — 5.1%
AutoNation Inc.	16,659	3,439,750 *
Bath & Body Works Inc.	151,165	3,035,393
Best Buy Co. Inc.	164,739	11,025,981
Dick’s Sporting Goods Inc.	38,871	7,695,292
Gap Inc.	137,591	3,522,330
Murphy USA Inc.	12,957	5,228,409
Tractor Supply Co.	318,989	15,952,640
Ulta Beauty Inc.	32,368	19,582,964 *
Wayfair Inc., Class A Shares	29,616	2,973,742 *
Williams-Sonoma Inc.	91,933	16,418,314
Total Specialty Retail		88,874,815
Textiles, Apparel & Luxury Goods — 3.3%
Columbia Sportswear Co.	17,893	985,725
Crocs Inc.	37,020	3,165,951 *
Deckers Outdoor Corp.	103,039	10,682,053 *
Lululemon Athletica Inc.	53,062	11,026,814 *
Ralph Lauren Corp.	28,999	10,254,337
Tapestry Inc.	159,803	20,418,029
Total Textiles, Apparel & Luxury Goods		56,532,909

Total Consumer Discretionary		320,376,964
Consumer Staples — 8.8%
Beverages — 0.4%
Brown-Forman Corp., Class A Shares	19,744	519,465
Brown-Forman Corp., Class B Shares	43,190	1,125,531
Coca-Cola Consolidated Inc.	37,020	5,675,166
Total Beverages		7,320,162
Consumer Staples Distribution & Retail — 4.8%
Albertsons Cos. Inc., Class A Shares	365,881	6,282,177
BJ’s Wholesale Club Holdings Inc.	93,167	8,387,825 *
Casey’s General Stores Inc.	22,212	12,276,794
Dollar General Corp.	141,910	18,841,391
Kroger Co.	259,757	16,229,617
Sprouts Farmers Market Inc.	49,360	3,932,511 *
Sysco Corp.	229,524	16,913,624
Total Consumer Staples Distribution & Retail		82,863,939
Food Products — 2.1%
Flowers Foods Inc.	154,250	1,678,240
General Mills Inc.	303,564	14,115,726
Hershey Co.	93,167	16,954,531
Ingredion Inc.	32,701	3,605,612
Pilgrim’s Pride Corp.	18,510	721,705
Total Food Products		37,075,814
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — 0.5%
Clorox Co.	80,210	$8,087,574
Personal Care Products — 1.0%
BellRing Brands Inc.	65,402	1,748,196 *
Kenvue Inc.	921,181	15,890,372
Total Personal Care Products		17,638,568

Total Consumer Staples		152,986,057
Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	253,587	4,511,313
APA Corp.	243,715	5,961,269
Cheniere Energy Inc.	83,912	16,311,654
Devon Energy Corp.	388,710	14,238,447
DT Midstream Inc.	61,083	7,310,413
Ovintiv Inc.	165,356	6,480,302
Permian Resources Corp.	290,607	4,077,216
Texas Pacific Land Corp.	35,169	10,101,240

Total Energy		68,991,854
Financials — 16.1%
Banks — 0.7%
Columbia Banking System Inc.	163,505	4,569,965
Commerce Bancshares Inc.	71,572	3,746,078
Prosperity Bancshares Inc.	59,232	4,093,524
Total Banks		12,409,567
Capital Markets — 3.5%
Affiliated Managers Group Inc.	20,361	5,869,669
FactSet Research Systems Inc.	18,510	5,371,417
Invesco Ltd.	227,673	5,980,970
Janus Henderson Group PLC	79,593	3,786,239
MarketAxess Holdings Inc.	10,489	1,901,131
MSCI Inc.	30,850	17,699,570
SEI Investments Co.	81,444	6,680,037
T. Rowe Price Group Inc.	126,485	12,949,534
Total Capital Markets		60,238,567
Consumer Finance — 1.8%
Ally Financial Inc.	164,739	7,461,029
OneMain Holdings Inc.	72,806	4,918,045
Synchrony Financial	225,822	18,840,330
Total Consumer Finance		31,219,404
Financial Services — 0.5%
MGIC Investment Corp.	213,482	6,237,944
Western Union Co.	303,564	2,826,181
Total Financial Services		9,064,125
Insurance — 9.3%
Allstate Corp.	82,061	17,080,997
Arch Capital Group Ltd.	186,334	17,873,157 *
Cincinnati Financial Corp.	104,273	17,029,866
CNA Financial Corp.	15,425	736,390
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Everest Group Ltd.	35,169	$11,934,600
Globe Life Inc.	65,402	9,147,124
Hartford Insurance Group Inc.	127,719	17,599,678
Kinsale Capital Group Inc.	17,276	6,756,989
Markel Group Inc.	5,896	12,674,336 *
Old Republic International Corp.	153,633	7,011,810
Principal Financial Group Inc.	96,869	8,544,815
Prudential Financial Inc.	161,654	18,247,504
Unum Group	104,890	8,128,975
WR Berkley Corp.	133,889	9,388,297
Total Insurance		162,154,538
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management Inc.	197,440	4,414,758

Total Financials		279,500,959
Health Care — 13.0%
Biotechnology — 3.9%
Alnylam Pharmaceuticals Inc.	38,871	15,457,053 *
Exelixis Inc.	186,951	8,194,062 *
Halozyme Therapeutics Inc.	64,168	4,318,507 *
Incyte Corp.	139,442	13,772,686 *
Neurocrine Biosciences Inc.	80,210	11,376,184 *
United Therapeutics Corp.	30,850	15,031,663 *
Total Biotechnology		68,150,155
Health Care Equipment & Supplies — 2.6%
IDEXX Laboratories Inc.	23,153	15,663,699 *
Inspire Medical Systems Inc.	17,893	1,650,271 *
ResMed Inc.	68,487	16,496,464
STERIS PLC	47,509	12,044,482
Total Health Care Equipment & Supplies		45,854,916
Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.	57,998	822,992 *
Cencora Inc.	47,509	16,046,165
Chemed Corp.	8,638	3,695,855
Encompass Health Corp.	88,231	9,364,838
Tenet Healthcare Corp.	62,317	12,383,634 *
Universal Health Services Inc., Class B Shares	48,126	10,492,430
Total Health Care Providers & Services		52,805,914
Life Sciences Tools & Services — 2.1%
Medpace Holdings Inc.	6,787	3,811,919 *
Mettler-Toledo International Inc.	11,723	16,344,089 *
Waters Corp.	43,190	16,404,858 *
Total Life Sciences Tools & Services		36,560,866
Pharmaceuticals — 1.3%
Organon & Co.	221,503	1,588,176
Perrigo Co. PLC	38,871	541,084
Royalty Pharma PLC, Class A Shares	273,331	10,561,510
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Viatris Inc.	726,826	$9,048,984
Total Pharmaceuticals		21,739,754

Total Health Care		225,111,605
Industrials — 20.3%
Aerospace & Defense — 0.8%
HEICO Corp.	18,510	5,989,651
HEICO Corp., Class A Shares	33,318	8,410,463
Total Aerospace & Defense		14,400,114
Air Freight & Logistics — 1.6%
CH Robinson Worldwide Inc.	84,529	13,588,882
Expeditors International of Washington Inc.	96,252	14,342,510
Total Air Freight & Logistics		27,931,392
Building Products — 1.4%
Allegion PLC	56,764	9,037,964
Armstrong World Industries Inc.	22,829	4,362,622
Lennox International Inc.	23,446	11,384,909
Total Building Products		24,785,495
Commercial Services & Supplies — 1.6%
Rollins Inc.	214,099	12,850,222
Veralto Corp.	156,101	15,575,758
Total Commercial Services & Supplies		28,425,980
Ground Transportation — 1.6%
Knight-Swift Transportation Holdings Inc.	70,955	3,709,527
Old Dominion Freight Line Inc.	118,464	18,575,155
Saia Inc.	14,808	4,835,108 *
Schneider National Inc., Class B Shares	30,850	818,451
Total Ground Transportation		27,938,241
Machinery — 3.8%
Allison Transmission Holdings Inc.	64,168	6,282,047
Cummins Inc.	35,169	17,952,016
Donaldson Co. Inc.	76,508	6,783,199
Otis Worldwide Corp.	196,823	17,192,489
Snap-on Inc.	35,169	12,119,238
Toro Co.	64,168	5,051,305
Total Machinery		65,380,294
Passenger Airlines — 2.2%
Delta Air Lines Inc.	272,714	18,926,352
United Airlines Holdings Inc.	171,526	19,180,037 *
Total Passenger Airlines		38,106,389
Professional Services — 4.1%
Booz Allen Hamilton Holding Corp.	114,145	9,629,272
CACI International Inc., Class A Shares	12,340	6,574,875 *
Concentrix Corp.	28,999	1,205,779
Genpact Ltd.	123,400	5,772,652
Leidos Holdings Inc.	71,572	12,911,589
ManpowerGroup Inc.	29,616	880,484
Paychex Inc.	156,718	17,580,625
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Paycom Software Inc.	30,850	$4,916,256
Robert Half Inc.	72,806	1,977,411
Verisk Analytics Inc.	40,722	9,109,104
Total Professional Services		70,558,047
Trading Companies & Distributors — 3.2%
Fastenal Co.	432,517	17,356,907
Ferguson Enterprises Inc.	69,721	15,521,986
MSC Industrial Direct Co. Inc., Class A Shares	35,786	3,009,603
W.W. Grainger Inc.	18,510	18,677,515
Total Trading Companies & Distributors		54,566,011

Total Industrials		352,091,963
Information Technology — 9.0%
Communications Equipment — 0.6%
F5 Inc.	38,871	9,922,211 *
Ubiquiti Inc.	1,851	1,024,251
Total Communications Equipment		10,946,462
Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro Holding Corp.	9,255	197,502
Vontier Corp.	102,422	3,808,050
Total Electronic Equipment, Instruments & Components		4,005,552
IT Services — 2.5%
Amdocs Ltd.	69,721	5,613,238
Gartner Inc.	43,807	11,051,630 *
GoDaddy Inc., Class A Shares	95,635	11,866,391 *
VeriSign Inc.	58,615	14,240,514
Total IT Services		42,771,773
Semiconductors & Semiconductor Equipment — 1.2%
Cirrus Logic Inc.	33,935	4,021,297 *
Monolithic Power Systems Inc.	18,836	17,072,197
Total Semiconductors & Semiconductor Equipment		21,093,494
Software — 2.8%
Appfolio Inc., Class A Shares	14,191	3,301,536 *
DocuSign Inc.	112,911	7,723,112 *
Dolby Laboratories Inc., Class A Shares	43,190	2,773,662
Dropbox Inc., Class A Shares	121,549	3,379,062 *
Fair Isaac Corp.	9,677	16,360,130 *
Manhattan Associates Inc.	51,211	8,875,378 *
Pegasystems Inc.	49,977	2,984,627
RingCentral Inc., Class A Shares	40,105	1,158,232 *
Teradata Corp.	62,317	1,896,930 *
Total Software		48,452,669
Technology Hardware, Storage & Peripherals — 1.7%
HP Inc.	587,384	13,086,915
NetApp Inc.	156,718	16,782,931
Total Technology Hardware, Storage & Peripherals		29,869,846

Total Information Technology		157,139,796
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 0.9%
Chemicals — 0.1%
NewMarket Corp.	3,702	$2,544,237
Containers & Packaging — 0.8%
Avery Dennison Corp.	49,360	8,977,597
Sealed Air Corp.	96,869	4,013,282
Total Containers & Packaging		12,990,879

Total Materials		15,535,116
Real Estate — 3.9%
Diversified REITs — 0.5%
WP Carey Inc.	127,102	8,180,285
Health Care REITs — 0.6%
Alexandria Real Estate Equities Inc.	50,594	2,476,071
Omega Healthcare Investors Inc.	190,036	8,426,196
Total Health Care REITs		10,902,267
Industrial REITs — 0.5%
EastGroup Properties Inc.	24,063	4,286,583
STAG Industrial Inc.	119,081	4,377,417
Total Industrial REITs		8,664,000
Office REITs — 0.4%
Cousins Properties Inc.	100,571	2,592,721
Highwoods Properties Inc.	80,210	2,071,022
Kilroy Realty Corp.	78,976	2,951,333
Total Office REITs		7,615,076
Residential REITs — 1.2%
American Homes 4 Rent, Class A Shares	144,995	4,654,340
Camden Property Trust	66,636	7,335,291
Equity LifeStyle Properties Inc.	130,804	7,928,030
Total Residential REITs		19,917,661
Retail REITs — 0.3%
NNN REIT Inc.	130,187	5,159,311
Specialized REITs — 0.4%
Lamar Advertising Co., Class A Shares	51,944	6,575,071

Total Real Estate		67,013,671
Utilities — 1.8%
Electric Utilities — 0.4%
Edison International	109,209	6,554,724
Gas Utilities — 0.3%
National Fuel Gas Co.	59,232	4,742,114
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	318,989	4,574,302
Water Utilities — 0.9%
American Water Works Co. Inc.	124,017	16,184,219

Total Utilities		32,055,359
Total Investments before Short-Term Investments (Cost — $1,637,980,843)		1,731,520,497
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,871,223)	3.620%	2,871,223	$2,871,223 (a)(b)(c)
Total Investments — 99.9% (Cost — $1,640,852,066)			1,734,391,720
Other Assets in Excess of Liabilities — 0.1%			1,621,321
Total Net Assets — 100.0%			$1,736,013,041

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $2,871,223 and the cost was $2,871,223 (Note 2).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P MidCap 400 Index	8	3/26	$2,696,454	$2,660,160	$(36,294)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.7%
Diversified Telecommunication Services — 0.1%
IDT Corp., Class B Shares	1,632	$83,575
Entertainment — 0.1%
Playstudios Inc.	7,296	4,753 *
Playtika Holding Corp.	4,960	19,592
Total Entertainment		24,345
Interactive Media & Services — 1.0%
Arena Group Holdings Inc.	896	3,584 *
Cargurus Inc.	8,064	309,255 *
EverQuote Inc., Class A Shares	2,784	75,168 *
fuboTV Inc., Class A Shares	15,520	39,110 *
Shutterstock Inc.	2,592	49,507
Travelzoo	352	2,506 *
Yelp Inc.	6,592	200,331 *
ZipRecruiter Inc., Class A Shares	6,816	26,582 *
Total Interactive Media & Services		706,043
Media — 0.9%
AMC Networks Inc., Class A Shares	3,008	28,636 *
Cable One Inc.	352	39,723
Gambling.com Group Ltd.	1,696	9,260 *
Ibotta Inc., Class A Shares	1,120	25,458 *
iHeartMedia Inc., Class A Shares	5,536	23,030 *
John Wiley & Sons Inc., Class A Shares	4,320	132,322
Scholastic Corp.	2,176	64,475
TEGNA Inc.	15,136	293,790
Thryv Holdings Inc.	1,728	10,454 *
Total Media		627,148
Wireless Telecommunication Services — 0.6%
Spok Holdings Inc.	1,952	25,747
Telephone and Data Systems Inc.	9,088	372,608
Total Wireless Telecommunication Services		398,355

Total Communication Services		1,839,466
Consumer Discretionary — 15.9%
Automobile Components — 1.7%
Dorman Products Inc.	2,176	268,062 *
Garrett Motion Inc.	7,488	130,516
LCI Industries	2,144	260,153
Patrick Industries Inc.	2,752	298,399
Standard Motor Products Inc.	2,240	82,544
XPEL Inc.	2,208	110,201 *
Total Automobile Components		1,149,875
Broadline Retail — 0.2%
Kohl’s Corp.	4,928	100,580
Savers Value Village Inc.	2,496	23,313 *
Total Broadline Retail		123,893
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.0%††
Weyco Group Inc.	608	$18,599
Diversified Consumer Services — 2.8%
Adtalem Global Education Inc.	3,424	354,281 *
American Public Education Inc.	1,408	53,222 *
Frontdoor Inc.	6,752	389,523 *
Laureate Education Inc.	8,512	286,599 *
Lincoln Educational Services Corp.	3,264	78,826 *
Mister Car Wash Inc.	7,008	38,964 *
Perdoceo Education Corp.	7,840	229,947
Strategic Education Inc.	2,144	171,949
Stride Inc.	4,000	259,720 *
Universal Technical Institute Inc.	4,352	113,718 *
Total Diversified Consumer Services		1,976,749
Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands Inc.	10,560	65,155
Cheesecake Factory Inc.	6,016	303,688
Cracker Barrel Old Country Store Inc.	2,656	67,463
Jack in the Box Inc.	1,696	32,139
Monarch Casino & Resort Inc.	1,472	140,871
Nathan’s Famous Inc.	288	26,948
Papa John’s International Inc.	3,168	121,936
Portillo’s Inc., Class A Shares	5,952	27,022 *
Rush Street Interactive Inc.	6,624	128,704 *
Super Group SGHC Ltd.	13,120	156,784
Total Hotels, Restaurants & Leisure		1,070,710
Household Durables — 1.5%
Bassett Furniture Industries Inc.	672	11,263
Cricut Inc., Class A Shares	4,032	19,959
Ethan Allen Interiors Inc.	2,624	59,932
Flexsteel Industries Inc.	320	12,637
Hamilton Beach Brands Holding Co., Class A Shares	672	11,054
Installed Building Products Inc.	2,144	556,132
La-Z-Boy Inc.	4,160	155,043
Lovesac Co.	1,216	17,936 *
Sonos Inc.	11,104	194,986 *
Total Household Durables		1,038,942
Leisure Products — 0.5%
Acushnet Holdings Corp.	3,104	247,761
Escalade Inc.	928	12,519
JAKKS Pacific Inc.	832	14,044
Marine Products Corp.	896	7,849
Smith & Wesson Brands Inc.	3,808	37,585
Total Leisure Products		319,758
Specialty Retail — 5.8%
Abercrombie & Fitch Co., Class A Shares	5,312	668,621 *
Academy Sports & Outdoors Inc.	6,272	313,349
American Eagle Outfitters Inc.	16,064	423,608
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Buckle Inc.	3,552	$189,748
Build-A-Bear Workshop Inc.	1,472	90,189
Caleres Inc.	3,456	42,060
Designer Brands Inc., Class A Shares	2,944	21,874
Envela Corp.	480	6,422 *
Genesco Inc.	992	24,572 *
Group 1 Automotive Inc.	1,120	440,496
Haverty Furniture Cos. Inc.	1,568	36,628
J Jill Inc.	704	9,659
Monro Inc.	3,104	62,204
RealReal Inc.	8,288	130,785 *
Revolve Group Inc.	4,352	131,387 *
Sally Beauty Holdings Inc.	12,288	175,227 *
Shoe Carnival Inc.	1,632	27,548
Signet Jewelers Ltd.	3,808	315,607
Sleep Number Corp.	1,760	14,890 *
Sonic Automotive Inc., Class A Shares	1,408	87,099
Torrid Holdings Inc.	1,952	1,910 *
Upbound Group Inc.	5,792	101,707
Urban Outfitters Inc.	4,032	303,448 *
Victoria’s Secret & Co.	5,216	282,551 *
Winmark Corp.	224	90,707
Total Specialty Retail		3,992,296
Textiles, Apparel & Luxury Goods — 1.9%
Carter’s Inc.	2,880	93,398
Ermenegildo Zegna NV	4,320	44,280
Figs Inc., Class A Shares	10,656	121,052 *
G-III Apparel Group Ltd.	3,776	109,353
Kontoor Brands Inc.	6,272	383,156
Movado Group Inc.	1,696	34,972
Oxford Industries Inc.	1,600	54,720
Rocky Brands Inc.	736	21,587
Steven Madden Ltd.	7,520	313,133
Superior Group of Cos. Inc.	1,024	9,912
Wolverine World Wide Inc.	7,552	137,069
Total Textiles, Apparel & Luxury Goods		1,322,632

Total Consumer Discretionary		11,013,454
Consumer Staples — 5.7%
Beverages — 0.4%
National Beverage Corp.	2,496	79,598 *
Vita Coco Co. Inc.	3,936	208,647 *
Zevia PBC, Class A Shares	3,456	8,018 *
Total Beverages		296,263
Consumer Staples Distribution & Retail — 1.5%
Chefs’ Warehouse Inc.	2,592	161,559 *
Grocery Outlet Holding Corp.	7,104	71,750 *
Ingles Markets Inc., Class A Shares	1,472	100,906
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Natural Grocers by Vitamin Cottage Inc.	1,184	$29,659
PriceSmart Inc.	2,752	337,588
United Natural Foods Inc.	5,792	195,017 *
Village Super Market Inc., Class A Shares	1,152	40,775
Weis Markets Inc.	1,664	106,646
Total Consumer Staples Distribution & Retail		1,043,900
Food Products — 1.7%
Cal-Maine Foods Inc.	4,896	389,575
Fresh Del Monte Produce Inc.	2,624	93,493
J&J Snack Foods Corp.	1,376	124,349
John B Sanfilippo & Son Inc.	800	56,480
Lifeway Foods Inc.	384	9,304 *
Mama’s Creations Inc.	3,072	41,441 *
Marzetti Co.	1,824	299,902
Tootsie Roll Industries Inc.	1,312	48,059
Vital Farms Inc.	3,136	100,164 *
Total Food Products		1,162,767
Household Products — 0.9%
Central Garden & Pet Co.	864	27,778 *
Central Garden & Pet Co., Class A Shares	4,896	142,914 *
Energizer Holdings Inc.	6,656	132,388
Oil-Dri Corp. of America	896	43,850
WD-40 Co.	1,472	289,837
Total Household Products		636,767
Personal Care Products — 0.7%
Edgewell Personal Care Co.	4,320	73,656
FitLife Brands Inc.	288	4,686 *
Herbalife Ltd.	7,840	101,057 *
Interparfums Inc.	2,208	187,305
Lifevantage Corp.	864	5,322
Medifast Inc.	928	9,911 *
Nature’s Sunshine Products Inc.	1,728	37,290 *
Nu Skin Enterprises Inc., Class A Shares	5,824	56,027
USANA Health Sciences Inc.	1,248	24,498 *
Total Personal Care Products		499,752
Tobacco — 0.5%
Turning Point Brands Inc.	1,600	173,440
Universal Corp.	2,528	133,352
Total Tobacco		306,792

Total Consumer Staples		3,946,241
Energy — 3.3%
Energy Equipment & Services — 0.8%
Archrock Inc.	13,504	351,374
Kodiak Gas Services Inc.	6,208	232,179
Total Energy Equipment & Services		583,553
Oil, Gas & Consumable Fuels — 2.5%
Ardmore Shipping Corp.	3,424	36,260
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
California Resources Corp.	6,080	$271,837
DHT Holdings Inc.	6,432	78,535
Dorian LPG Ltd.	1,824	44,396
Evolution Petroleum Corp.	2,688	9,516
FLEX LNG Ltd.	2,272	56,686
International Seaways Inc.	3,904	189,539
Magnolia Oil & Gas Corp., Class A Shares	15,296	334,830
Nordic American Tankers Ltd.	14,528	49,976
Northern Oil & Gas Inc.	8,672	186,188
Riley Exploration Permian Inc.	1,280	33,792
Scorpio Tankers Inc.	4,032	204,947
SFL Corp. Ltd.	11,040	86,222
Teekay Tankers Ltd., Class A Shares	2,176	116,242
Total Oil, Gas & Consumable Fuels		1,698,966

Total Energy		2,282,519
Financials — 14.8%
Banks — 4.0%
Bank First Corp.	576	70,168
Bank of Marin Bancorp	1,248	32,461
Bank7 Corp.	384	15,736
Central Pacific Financial Corp.	2,368	73,787
Chemung Financial Corp.	384	21,427
Citizens & Northern Corp.	1,632	32,917
City Holding Co.	1,216	144,947
Eagle Bancorp Inc.	2,656	56,892
First Busey Corp.	6,784	161,391
First Business Financial Services Inc.	736	39,965
First Capital Inc.	224	13,261
First Community Bankshares Inc.	1,440	48,571
First Interstate BancSystem Inc., Class A Shares	7,008	242,477
First United Corp.	416	15,575
German American Bancorp Inc.	1,792	70,211
Heritage Commerce Corp.	5,024	60,338
Home Bancorp Inc.	608	35,142
Home BancShares Inc.	18,592	516,486
Kearny Financial Corp.	4,512	33,434
Middlefield Banc Corp.	544	18,790
NBT Bancorp Inc.	4,960	205,939
Nicolet Bankshares Inc.	864	104,803
Northeast Community Bancorp Inc.	1,120	25,323
Northwest Bancshares Inc.	11,648	139,776
Ohio Valley Banc Corp.	160	6,397
Parke Bancorp Inc.	896	22,436
Peoples Bancorp Inc.	3,328	99,940
Preferred Bank	1,152	108,783
Riverview Bancorp Inc.	1,280	6,426
Southern Missouri Bancorp Inc.	768	45,404
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Stock Yards Bancorp Inc.	2,304	$149,645
Tompkins Financial Corp.	1,248	90,505
TrustCo Bank Corp.	1,792	74,063
United Security Bancshares	960	9,667
Total Banks		2,793,083
Capital Markets — 1.1%
Artisan Partners Asset Management Inc., Class A Shares	5,952	242,485
Donnelley Financial Solutions Inc.	2,272	106,080 *
GCM Grosvenor Inc., Class A Shares	4,384	49,627
PJT Partners Inc., Class A Shares	1,952	326,374
Value Line Inc.	66	2,536
Westwood Holdings Group Inc.	352	6,058
Total Capital Markets		733,160
Consumer Finance — 2.1%
Bread Financial Holdings Inc.	3,776	279,537
Consumer Portfolio Services Inc.	928	8,658 *
Enova International Inc.	2,400	377,280 *
FirstCash Holdings Inc.	3,712	591,619
Medallion Financial Corp.	1,504	15,476
NerdWallet Inc., Class A Shares	3,872	52,466 *
Regional Management Corp.	1,088	42,160
World Acceptance Corp.	384	53,910 *
Total Consumer Finance		1,421,106
Financial Services — 3.5%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	2,624	117,030
Cass Information Systems Inc.	1,056	43,845
Enact Holdings Inc.	3,456	136,996
Essent Group Ltd.	11,040	717,710
Flywire Corp.	8,320	117,811 *
International Money Express Inc.	3,360	51,610 *
Jackson Financial Inc., Class A Shares	6,944	740,578
Pagseguro Digital Ltd., Class A Shares	11,488	110,744
Remitly Global Inc.	11,072	152,794 *
StoneCo Ltd., Class A Shares	16,416	242,793 *
Total Financial Services		2,431,911
Insurance — 2.9%
Ategrity Specialty Holdings LLC	352	7,395 *
Bowhead Specialty Holdings Inc.	1,280	36,531 *
CNO Financial Group Inc.	9,568	406,353
Donegal Group Inc., Class A Shares	1,088	21,738
Genworth Financial Inc.	38,720	349,642 *
Goosehead Insurance Inc., Class A Shares	1,824	134,338
Hamilton Insurance Group Ltd., Class B Shares	3,616	100,886 *
Mercury General Corp.	2,528	237,784
Palomar Holdings Inc.	1,696	228,553 *
Selective Insurance Group Inc.	5,888	492,649
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Slide Insurance Holdings Inc.	1,280	$24,934 *
Total Insurance		2,040,803
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
ACRES Commercial Realty Corp.	416	8,877 *
Apollo Commercial Real Estate Finance Inc.	12,352	119,567
Ares Commercial Real Estate Corp.	5,184	24,780
Blackstone Mortgage Trust Inc., Class A Shares	19,360	370,357
Chicago Atlantic Real Estate Finance Inc.	1,568	19,224
Chimera Investment Corp.	5,696	70,801
KKR Real Estate Finance Trust Inc.	6,688	54,975
Ladder Capital Corp.	5,120	56,269
Lument Finance Trust Inc.	3,264	4,602
Nexpoint Real Estate Finance Inc.	768	10,814
Seven Hills Realty Trust	1,504	13,386
Sunrise Realty Trust Inc.	448	4,225
TPG Mortgage Investment Trust Inc.	2,016	17,176
TPG RE Finance Trust Inc.	6,976	60,063
Total Mortgage Real Estate Investment Trusts (REITs)		835,116

Total Financials		10,255,179
Health Care — 11.1%
Biotechnology — 3.8%
ACADIA Pharmaceuticals Inc.	13,696	365,820 *
Alkermes PLC	17,472	488,867 *
Amicus Therapeutics Inc.	22,464	319,887 *
Aurinia Pharmaceuticals Inc.	5,600	89,320 *
BioCryst Pharmaceuticals Inc.	16,064	125,299 *
Catalyst Pharmaceuticals Inc.	11,712	273,358 *
Fennec Pharmaceuticals Inc.	2,112	16,262 *
Ironwood Pharmaceuticals Inc.	7,392	24,911 *
MiMedx Group Inc.	13,600	92,072 *
Myriad Genetics Inc.	6,304	38,770 *
Organogenesis Holdings Inc.	7,552	39,119 *
Protagonist Therapeutics Inc.	4,800	419,232 *
Protalix BioTherapeutics Inc.	4,768	8,582 *
Puma Biotechnology Inc.	4,448	26,466 *
Rigel Pharmaceuticals Inc.	1,824	78,122 *
Vanda Pharmaceuticals Inc.	5,440	47,981 *
Vericel Corp.	4,064	146,345 *
Total Biotechnology		2,600,413
Health Care Equipment & Supplies — 2.7%
Acme United Corp.	224	9,029
Artivion Inc.	3,936	179,521 *
AtriCure Inc.	5,056	200,015 *
Axogen Inc.	4,576	149,773 *
CONMED Corp.	3,008	122,125
Electromed Inc.	608	17,705 *
Embecta Corp.	6,624	78,693
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
iRadimed Corp.	992	$96,502
Lantheus Holdings Inc.	5,280	351,384 *
LeMaitre Vascular Inc.	1,888	153,117
Merit Medical Systems Inc.	4,928	434,354 *
Pro-Dex Inc.	128	4,925 *
SANUWAVE Health Inc.	512	15,278 *
Semler Scientific Inc.	864	13,211 *
Tactile Systems Technology Inc.	2,432	70,528 *
Total Health Care Equipment & Supplies		1,896,160
Health Care Providers & Services — 2.3%
Ardent Health Inc.	1,984	17,519 *
Community Health Systems Inc.	13,088	40,835 *
Concentra Group Holdings Parent Inc.	10,144	199,634
CorVel Corp.	2,656	179,732 *
Cross Country Healthcare Inc.	2,816	22,810 *
Guardian Pharmacy Services Inc., Class A Shares	1,216	36,589 *
LifeStance Health Group Inc.	11,936	84,029 *
National HealthCare Corp.	1,152	157,928
National Research Corp.	1,536	28,831
Option Care Health Inc.	13,984	445,530 *
Pediatrix Medical Group Inc.	9,600	205,344 *
Progyny Inc.	5,088	130,660 *
SBC Medical Group Holdings Inc.	736	3,172 *
Sonida Senior Living Inc.	384	12,522 *
Viemed Healthcare Inc.	3,680	27,342 *
Total Health Care Providers & Services		1,592,477
Health Care Technology — 0.1%
HealthStream Inc.	1,760	40,603
TruBridge Inc.	672	14,831 *
Total Health Care Technology		55,434
Life Sciences Tools & Services — 0.0%††
Niagen Bioscience Inc.	5,472	34,802 *
Pharmaceuticals — 2.2%
Avadel Pharmaceuticals PLC	4,672	100,682 *
Biote Corp., Class A Shares	1,504	3,910 *
Collegium Pharmaceutical Inc.	2,848	131,863 *
CorMedix Inc.	3,456	40,193 *
Harmony Biosciences Holdings Inc.	4,224	158,062 *
Indivior PLC	11,392	408,745 *
Innoviva Inc.	5,632	112,584 *
Pacira BioSciences Inc.	3,072	79,503 *
Phibro Animal Health Corp., Class A Shares	2,112	78,904
Prestige Consumer Healthcare Inc.	5,152	317,827 *
SIGA Technologies Inc.	4,576	27,959
Theravance Biopharma Inc.	1,696	31,732 *
Total Pharmaceuticals		1,491,964

Total Health Care		7,671,250
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 18.5%
Aerospace & Defense — 1.2%
Byrna Technologies Inc.	1,344	$22,566 *
Cadre Holdings Inc.	2,016	82,333
Moog Inc., Class A Shares	2,752	670,250
National Presto Industries Inc.	480	51,245
Total Aerospace & Defense		826,394
Air Freight & Logistics — 0.3%
Hub Group Inc., Class A Shares	4,192	178,621
Radiant Logistics Inc.	3,040	19,243 *
Total Air Freight & Logistics		197,864
Building Products — 1.1%
Apogee Enterprises Inc.	1,856	67,577
Griffon Corp.	3,040	223,896
Resideo Technologies Inc.	12,512	439,421 *
Total Building Products		730,894
Commercial Services & Supplies — 2.4%
ACCO Brands Corp.	4,160	15,517
BrightView Holdings Inc.	5,504	69,736 *
Brink’s Co.	4,224	493,068
Cimpress PLC	1,920	127,853 *
CompX International Inc.	160	3,723
Deluxe Corp.	4,704	105,040
Ennis Inc.	2,816	50,716
HNI Corp.	5,504	231,388
Interface Inc.	4,992	139,377
Liquidity Services Inc.	2,208	66,925 *
MillerKnoll Inc.	6,400	116,992
NL Industries Inc.	800	4,376
Quad/Graphics Inc.	1,472	9,229
UniFirst Corp.	1,280	246,912
Virco Mfg. Corp.	960	6,134
Total Commercial Services & Supplies		1,686,986
Construction & Engineering — 1.3%
Bowman Consulting Group Ltd.	1,248	41,209 *
IES Holdings Inc.	768	298,768 *
Primoris Services Corp.	4,288	532,312
Total Construction & Engineering		872,289
Diversified Consumer Services — 0.1%
Matthews International Corp., Class A Shares	2,592	67,703
Electrical Equipment — 0.2%
Allient Inc.	1,376	73,960
LSI Industries Inc.	2,304	42,209
Preformed Line Products Co.	224	46,303
Total Electrical Equipment		162,472
Ground Transportation — 0.4%
Covenant Logistics Group Inc.	1,696	37,380
Heartland Express Inc.	5,120	46,234
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
PAMT Corp.	512	$6,185 *
Werner Enterprises Inc.	6,848	205,508
Total Ground Transportation		295,307
Machinery — 6.6%
Alamo Group Inc.	896	150,411
Atmus Filtration Technologies Inc.	7,360	382,058
Blue Bird Corp.	2,208	103,776 *
Douglas Dynamics Inc.	1,632	53,285
Enerpac Tool Group Corp.	4,320	165,197
ESCO Technologies Inc.	2,592	506,451
Federal Signal Corp.	4,608	500,383
Franklin Electric Co. Inc.	4,160	397,405
Gorman-Rupp Co.	1,824	87,096
Hillenbrand Inc.	6,336	200,978
Kadant Inc.	1,024	291,860
Kennametal Inc.	3,456	98,185
Luxfer Holdings PLC	2,304	31,173
Mueller Water Products Inc., Class A Shares	13,376	318,616
Omega Flex Inc.	448	13,189
REV Group Inc.	4,096	249,078
Standex International Corp.	1,024	222,495
Tennant Co.	1,792	132,070
Watts Water Technologies Inc., Class A Shares	2,496	688,946
Total Machinery		4,592,652
Marine Transportation — 0.1%
Costamare Inc.	4,480	70,739
Safe Bulkers Inc.	5,440	26,221
Total Marine Transportation		96,960
Professional Services — 3.7%
Barrett Business Services Inc.	2,496	90,380
CRA International Inc.	608	122,023
CSG Systems International Inc.	3,232	247,862
Exponent Inc.	5,024	348,967
Forrester Research Inc.	960	7,795 *
Franklin Covey Co.	1,248	20,941 *
HireQuest Inc.	256	2,691
Huron Consulting Group Inc.	1,568	271,123 *
IBEX Holdings Ltd.	960	36,653 *
ICF International Inc.	1,792	152,858
Innodata Inc.	2,400	122,280 *
Insperity Inc.	3,552	137,533
Kelly Services Inc., Class A Shares	2,976	26,189
Kforce Inc.	2,208	68,271
Korn Ferry	5,696	376,050
Legalzoom.com Inc.	14,240	141,403 *
Mistras Group Inc.	1,760	22,264 *
RCM Technologies Inc.	352	7,197 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Resources Connection Inc.	3,360	$16,934
Upwork Inc.	11,968	237,206 *
Willdan Group Inc.	640	66,342 *
Total Professional Services		2,522,962
Trading Companies & Distributors — 1.1%
DXP Enterprises Inc.	1,216	133,505 *
Global Industrial Co.	1,760	51,427
Karat Packaging Inc.	736	16,611
McGrath RentCorp.	2,176	228,328
Rush Enterprises Inc., Class A Shares	5,312	286,529
Rush Enterprises Inc., Class B Shares	768	43,208
Total Trading Companies & Distributors		759,608

Total Industrials		12,812,091
Information Technology — 14.6%
Communications Equipment — 1.3%
Aviat Networks Inc.	1,088	23,261 *
BK Technologies Corp.	224	16,708 *
Calix Inc.	5,472	289,633 *
Extreme Networks Inc.	6,080	101,232 *
Harmonic Inc.	11,040	109,186 *
Viavi Solutions Inc.	19,488	347,276 *
Total Communications Equipment		887,296
Electronic Equipment, Instruments & Components — 3.0%
Badger Meter Inc.	2,816	491,139
Belden Inc.	3,328	387,878
ePlus Inc.	2,400	210,480
Frequency Electronics Inc.	480	25,843 *
M-Tron Industries Inc.	160	8,515 *
Napco Security Technologies Inc.	3,200	133,440
OSI Systems Inc.	1,504	383,610 *
PC Connection Inc.	992	57,298
Richardson Electronics Ltd.	1,056	11,489
Sanmina Corp.	2,336	350,564 *
Vishay Precision Group Inc.	1,024	39,424 *
Total Electronic Equipment, Instruments & Components		2,099,680
IT Services — 0.1%
Crexendo Inc.	1,088	7,040 *
Hackett Group Inc.	2,432	47,740
Information Services Group Inc.	3,936	22,750
Total IT Services		77,530
Semiconductors & Semiconductor Equipment — 1.3%
Axcelis Technologies Inc.	3,072	246,804 *
NVE Corp.	480	28,478
Rambus Inc.	7,232	664,549 *
Total Semiconductors & Semiconductor Equipment		939,831
Software — 8.7%
A10 Networks Inc.	8,608	152,275
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
ACI Worldwide Inc.	9,440	$451,326 *
Agilysys Inc.	2,368	281,413 *
Appian Corp., Class A Shares	2,752	97,476 *
Asana Inc., Class A Shares	5,920	81,163 *
AvePoint Inc.	11,776	163,569 *
BlackLine Inc.	4,288	237,083 *
Box Inc., Class A Shares	14,336	428,790 *
Clear Secure Inc., Class A Shares	9,792	343,503
Commvault Systems Inc.	4,352	545,567 *
Consensus Cloud Solutions Inc.	1,760	38,403 *
Daily Journal Corp.	128	62,377 *
Domo Inc., Class B Shares	3,136	26,436 *
eGain Corp.	1,824	18,769 *
InterDigital Inc.	1,920	611,290
LiveRamp Holdings Inc.	4,352	127,818 *
Mitek Systems Inc.	3,872	40,850 *
OneSpan Inc.	3,872	49,716
Ooma Inc.	2,944	34,533 *
PagerDuty Inc.	4,544	59,572 *
Progress Software Corp.	4,032	173,215 *
Qualys Inc.	4,064	540,106 *
Rapid7 Inc.	4,672	71,014 *
Red Violet Inc.	768	43,738
Rimini Street Inc.	6,208	24,087 *
SEMrush Holdings Inc., Class A Shares	4,192	49,843 *
Sprinklr Inc., Class A Shares	7,712	59,999 *
SPS Commerce Inc.	3,616	322,294 *
Varonis Systems Inc.	9,952	326,426 *
Via Transportation Inc., Class A Shares	480	13,925 *
WM Technology Inc.	8,800	7,261 *
Workiva Inc.	4,896	422,280 *
Yext Inc.	10,176	82,019 *
Total Software		5,988,136
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Inc., Class A Shares	4,672	90,076 *
CPI Card Group Inc.	512	7,516 *
Immersion Corp.	2,848	19,367
Total Technology Hardware, Storage & Peripherals		116,959

Total Information Technology		10,109,432
Materials — 2.0%
Chemicals — 1.2%
Hawkins Inc.	1,600	227,296
Innospec Inc.	2,176	166,551
Sensient Technologies Corp.	4,256	399,851
Total Chemicals		793,698
Containers & Packaging — 0.4%
Greif Inc., Class A Shares	2,304	155,981
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — continued
Greif Inc., Class B Shares	448	$33,461
Myers Industries Inc.	3,584	67,093
Total Containers & Packaging		256,535
Metals & Mining — 0.2%
Caledonia Mining Corp. PLC	1,440	37,685
Ryerson Holding Corp.	2,272	57,163
SunCoke Energy Inc.	7,104	51,149
Total Metals & Mining		145,997
Paper & Forest Products — 0.2%
Sylvamo Corp.	3,072	147,917

Total Materials		1,344,147
Real Estate — 5.7%
Diversified REITs — 1.3%
American Assets Trust Inc.	4,608	87,229
Broadstone Net Lease Inc.	19,296	335,172
Essential Properties Realty Trust Inc.	16,320	484,051
Total Diversified REITs		906,452
Health Care REITs — 1.3%
CareTrust REIT Inc.	18,432	666,501
Community Healthcare Trust Inc.	2,784	45,713
LTC Properties Inc.	4,256	146,321
Strawberry Fields REIT Inc.	544	7,127
Universal Health Realty Income Trust	1,344	52,698
Total Health Care REITs		918,360
Industrial REITs — 0.5%
Innovative Industrial Properties Inc.	2,688	127,303
LXP Industrial Trust	4,160	206,253
Total Industrial REITs		333,556
Office REITs — 0.7%
Brandywine Realty Trust	14,144	41,301
COPT Defense Properties	8,160	226,848
NET Lease Office Properties	1,248	32,186
Peakstone Realty Trust	3,104	44,542
Piedmont Realty Trust Inc.	12,320	102,749
Postal Realty Trust Inc., Class A Shares	1,600	25,824
Total Office REITs		473,450
Real Estate Management & Development — 0.7%
Compass Inc., Class A Shares	41,344	437,006 *
RMR Group Inc., Class A Shares	1,696	25,271
Transcontinental Realty Investors Inc.	128	7,503 *
Total Real Estate Management & Development		469,780
Residential REITs — 0.3%
Centerspace	768	51,241
Elme Communities	7,712	134,189
Total Residential REITs		185,430
Retail REITs — 0.6%
SITE Centers Corp.	3,872	24,858
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Retail REITs — continued
	Tanger Inc.	11,744	$391,897
Total Retail REITs			416,755
Specialized REITs — 0.3%
	Four Corners Property Trust Inc.	9,760	225,066

Total Real Estate			3,928,849
Utilities — 5.6%
Electric Utilities — 1.9%
	MGE Energy Inc.	3,104	243,415
	Portland General Electric Co.	9,088	436,133
	TXNM Energy Inc.	9,952	585,974
Total Electric Utilities			1,265,522
Gas Utilities — 1.6%
	Northwest Natural Holding Co.	3,840	179,482
	Southwest Gas Holdings Inc.	6,176	494,203
	Spire Inc.	5,408	447,242
Total Gas Utilities			1,120,927
Multi-Utilities — 1.1%
	Avista Corp.	7,616	293,521
	Northwestern Energy Group Inc.	6,240	402,729
	Unitil Corp.	1,440	69,754
Total Multi-Utilities			766,004
Water Utilities — 1.0%
	American States Water Co.	3,648	264,407
	California Water Service Group	5,344	231,556
	H2O America	3,104	152,065
	York Water Co.	1,536	48,906
Total Water Utilities			696,934

Total Utilities			3,849,387
Total Investments before Short-Term Investments (Cost — $63,794,353)			69,052,015
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $582)	3.620%	582	582 (a)(b)(c)
Total Investments — 99.9% (Cost — $63,794,935)			69,052,597
Other Assets in Excess of Liabilities — 0.1%			73,267
Total Net Assets — 100.0%			$69,125,864

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $582 and the cost was $582 (Note 2).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro E-mini Russell 2000 Index	2	3/26	$25,285	$24,980	$(305)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Emerging Market Core Dividend Tilt Index ETF (“Emerging Market Core Dividend Tilt Index ETF”), Franklin International Core Dividend Tilt Index ETF (“International Core Dividend Tilt Index ETF”), Franklin International Dividend Booster Index ETF (“International Dividend Booster Index ETF”) (formerly Franklin International Dividend Multiplier Index ETF), Franklin U.S. Core Dividend Tilt Index ETF (“U.S. Core Dividend Tilt Index ETF”), Franklin U.S. Dividend Booster Index ETF (“U.S. Dividend Booster Index ETF”) (formerly Franklin U.S. Dividend Multiplier Index ETF) Franklin U.S. Large Cap Multifactor Index ETF (“U.S. Large Cap Multifactor Index ETF”), Franklin U.S. Mid Cap Multifactor Index ETF (“U.S. Mid Cap Multifactor Index ETF”) and Franklin U.S. Small Cap Multifactor Index ETF (“U.S. Small Cap Multifactor Index ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Emerging Market Core Dividend Tilt Index ETF, International Core Dividend Tilt Index ETF, International Dividend Booster Index ETF, U.S. Core Dividend Tilt Index ETF and U.S. Dividend Booster Index ETF are listed for trading on NYSE Arca. Inc. Shares of the U.S. Large Cap Multifactor Index ETF, U.S.Mid Cap Multifactor Index ETF and U.S. Small Cap Multifactor Index ETF are listed for trading on Cboe BZX Exchange, Inc., a national securities exchange. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
Each of the Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin Templeton ETF Trust 2025 Quarterly Report

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Emerging Market Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$1,345,305	$975	—	$1,346,280
Energy	1,688,431	—	$0 *	1,688,431
Financials	7,866,790	—	0 *	7,866,790
Materials	1,375,083	—	0 *	1,375,083
Utilities	1,362,823	—	0 *	1,362,823
Other Common Stocks	15,615,903	—	—	15,615,903
Preferred Stocks:
Energy	156,919	—	0 *	156,919
Other Preferred Stocks	654,893	—	—	654,893
Total Long-Term Investments	30,066,147	975	0 *	30,067,122
Short-Term Investments†	8,550	—	—	8,550
Total Investments	$30,074,697	$975	$0 *	$30,075,672
Other Financial Instruments:
Futures Contracts††	$2,153	—	—	$2,153
Total	$30,076,850	$975	$0 *	$30,077,825

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$2,024,087,785	—	—	$2,024,087,785
Preferred Stocks	9,675,014	—	—	9,675,014
Total Long-Term Investments	2,033,762,799	—	—	2,033,762,799
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	13,929,535	—	—	13,929,535
Money Market Funds	776,688	—	—	776,688
Total Short-Term Investments	14,706,223	—	—	14,706,223
Total Investments	$2,048,469,022	—	—	$2,048,469,022
Other Financial Instruments:
Futures Contracts††	$38,157	—	—	$38,157
Total	$2,048,507,179	—	—	$2,048,507,179

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
International Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$56,678,005	—	—	$56,678,005
Preferred Stocks	942,754	—	—	942,754
Total Long-Term Investments	57,620,759	—	—	57,620,759
Short-Term Investments†	13,896	—	—	13,896
Total Investments	$57,634,655	—	—	$57,634,655

†	See Schedules of Investments for additional detailed categorizations.
U.S. Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$5,078,787	—	$0 *	$5,078,787
Other Common Stocks	103,560,333	—	—	103,560,333
Total Long-Term Investments	108,639,120	—	0 *	108,639,120
Short-Term Investments†	31,071	—	—	31,071
Total Investments	$108,670,191	—	$0 *	$108,670,191
Other Financial Instruments:
Futures Contracts††	$133	—	—	$133
Total	$108,670,324	—	$0 *	$108,670,324

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$52,777,104	—	—	$52,777,104
Short-Term Investments†	24,076	—	—	24,076
Total Investments	$52,801,180	—	—	$52,801,180
Other Financial Instruments:
Futures Contracts††	$133	—	—	$133
Total	$52,801,313	—	—	$52,801,313

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2025 Quarterly Report

U.S. Large Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,686,325,894	—	—	$1,686,325,894
Short-Term Investments†	739,181	—	—	739,181
Total Investments	$1,687,065,075	—	—	$1,687,065,075
Other Financial Instruments:
Futures Contracts††	$2,057	—	—	$2,057
Total	$1,687,067,132	—	—	$1,687,067,132

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Mid Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,731,520,497	—	—	$1,731,520,497
Short-Term Investments†	2,871,223	—	—	2,871,223
Total Investments	$1,734,391,720	—	—	$1,734,391,720
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$36,294	—	—	$36,294

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Small Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$69,052,015	—	—	$69,052,015
Short-Term Investments†	582	—	—	582
Total Investments	$69,052,597	—	—	$69,052,597
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$305	—	—	$305

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the period ended December 31, 2025. The following transactions were effected in such companies for the period ended December 31, 2025.

Emerging Market Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$7	$1,569,910	1,569,910	$1,561,367	1,561,367	—	$458	—	$8,550
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	5,867,654	5,867,654	5,867,654	5,867,654	—	39	—	—
	$7	$7,437,564		$7,429,021		—	$497	—	$8,550

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$3,560,250	$138,001,480	138,001,480	$127,632,195	127,632,195	—	$14,816	—	$13,929,535
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	441,748	102,520,674	102,520,674	102,185,734	102,185,734	—	66,210	—	776,688
	$4,001,998	$240,522,154		$229,817,929		—	$81,026	—	$14,706,223

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Dividend Booster Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$13	$3,060,664	3,060,664	$3,046,781	3,046,781	—	$781	—	$13,896

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$34,773	$1,928,033	1,928,033	$1,931,735	1,931,735	—	$2,594	—	$31,071
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	48,800	48,800	48,800	48,800	—	—	—	—
	$34,773	$1,976,833		$1,980,535		—	$2,594	—	$31,071

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

U.S. Dividend Booster Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$2,958	$1,685,061	1,685,061	$1,663,943	1,663,943	—	$2,730	—	$24,076

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Large Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$401,882	$32,492,235	32,492,235	$32,154,936	32,154,936	—	$73,422	—	$739,181
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	796,250	35,000,617	35,000,617	35,796,867	35,796,867	—	13,340	—	—
	$1,198,132	$67,492,852		$67,951,803		—	$86,762	—	$739,181

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Mid Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,731,422	$47,364,948	47,364,948	$46,225,147	46,225,147	—	$75,517	—	$2,871,223
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	490,875	42,421,784	42,421,784	42,912,659	42,912,659	—	5,260	—	—
	$2,222,297	$89,786,732		$89,137,806		—	$80,777	—	$2,871,223

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Small Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$158	$2,551,365	2,551,365	$2,550,941	2,550,941	—	$2,828	—	$582
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	7,400	8,268,381	8,268,381	8,275,781	8,275,781	—	897	—	—
	$7,558	$10,819,746		$10,826,722		—	$3,725	—	$582

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report